ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 98.0%
NEW YORK 97.6%
Albany City IDA, Medical Center Hosp., VRDN, 3.75%, 5/1/35	5,745	5,745
Buffalo Fiscal Stability Auth., GO, BAN, 4.25%, 8/14/07	2,000	2,003
Dormitory Auth. of the State of New York, Catholic Health, VRDN
3.74%, 7/1/25	1,000	1,000
Dormitory Auth. of the State of New York, Cornell Univ., TECP
3.63%, 8/9/07	4,650	4,650
Eclipse Funding Trust, Long Island Power Auth., VRDN
3.76%, 3/1/14 (7)	3,500	3,500
Eclipse Funding Trust, New York City Municipal Water Fin. Auth.
VRDN, 3.76%, 6/15/12 (1)	5,000	5,000
Hudson Yards Infrastructure Corp., VRDN, 3.82%, 2/15/47	4,000	4,000
Jay Street Dev. Corp., VRDN, 3.70%, 5/1/22	480	480
Long Island Power Auth., VRDN, 3.80%, 6/1/14 (2)	1,600	1,600
Long Island Power Auth., VRDN, 3.81%, 12/1/22 (2)	2,500	2,500
Long Island Power Auth., VRDN, 3.83%, 5/1/33	500	500
Merrill Lynch, Hudson Yards Infrastructure Corp.
3.80%, 2/15/47 (2)	985	985
Merrill Lynch, Hudson Yards Infrastructure Corp.
3.80%, 2/15/47 (2)	3,480	3,480
Metropolitan Transit Auth., VRDN, 3.73%, 11/1/34 (3)	2,000	2,000
Metropolitan Transit Auth., VRDN, 3.82%, 11/15/32 (4)	2,000	2,000
Metropolitan Transit Auth., TECP, 3.65%, 6/27/07	3,000	3,000
Metropolitan Transit Auth., TECP, 3.65%, 7/9/07	3,000	3,000
Nassau County, GO, 5.50%, 7/1/07 (2)	600	601
Nassau County Interim Finance Auth., VRDN
3.80%, 11/15/22 (4)	2,000	2,000
Nassau County Sewer & Storm Water Fin. Auth., TECP
3.71%, 7/10/07	1,000	1,000
New York City, GO, VRDN, 3.75%, 4/1/36	2,250	2,250
New York City, GO, VRDN, 3.79%, 8/1/19	1,495	1,495
New York City, GO, VRDN, 3.88%, 8/1/34	300	300
New York City, GO, VRDN, 3.88%, 1/1/36	300	300
New York City Housing Dev. Corp., 92nd Realty, VRDN
3.83%, 6/15/29 (5)	500	500
New York City IDA, Met (Queens) Stadium, VRDN
3.81%, 1/1/46 (6)	3,500	3,500
New York City Municipal Water Fin. Auth., VRDN
3.80%, 6/15/12 (6)	2,300	2,300
New York City Municipal Water Fin. Auth., VRDN
3.82%, 6/15/27 (7)	3,000	3,000
New York City Transitional Fin. Auth., BAN, 4.25%, 6/29/07	450	450
New York City Transitional Fin. Auth., VRDN, 3.72%, 11/1/22	4,000	4,000
New York City Transitional Fin. Auth., VRDN, 3.80%, 2/1/12	4,500	4,500
New York City Transitional Fin. Auth., Future Tax
4.50%, 8/15/07 (8)	325	326
New York City Transitional Fin. Auth., Future Tax
5.50%, 8/15/07 (8)	800	803
New York Housing Fin. Agency, Lexington Belvedere, VRDN
3.77%, 5/15/32 (5)	2,000	2,000
New York Housing Fin. Agency, Normandie Court, Multi-Family
VRDN, 3.83%, 11/1/29 (5)	900	900
New York Housing Fin. Agency, Tower 31, VRDN
3.85%, 11/1/36 (5)	4,000	4,000
New York State, GO, 3.58%, 3/13/20 (Tender 7/12/07)	4,680	4,680
New York State Energy Research & Dev., Consolidated Edison
VRDN, 3.70%, 5/1/39	200	200
New York State Energy Research & Dev., Consolidated Edison
VRDN, 3.76%, 11/1/39 (5)	2,000	2,000
New York State Energy Research & Dev., Consolidated Edison
VRDN, 3.80%, 11/1/39 (5)	2,300	2,300
New York State Mortgage Agency, Homeowner Mortgage, Single
Family, VRDN, 3.76%, 10/1/35 (5)	3,800	3,800
New York State Power Auth., TECP, 3.70%, 8/16/07	1,000	1,000
New York State Power Auth., General Purpose, 3.65%, 3/1/20
(Tender 9/4/07)	1,500	1,500
New York State Thruway Auth., VRDN, 3.80%, 7/1/13 (4)	3,000	3,000
New York State Thruway Auth., VRDN, 3.82%, 4/1/27 (6)	5,360	5,360
Oneida County IDA, Mohawk Valley Network, VRDN
3.74%, 6/1/31	2,025	2,025
Oneida County IDA, Saint Elizabeth Medical Center, VRDN
3.74%, 6/1/26	2,875	2,875
Port Auth. of New York & New Jersey, VRDN, 3.82%, 10/1/25 (5)	4,400	4,400
Port Auth. of New York & New Jersey, JFK Int'l. Airport, VRDN
3.81%, 6/1/12 (5)(7)	1,680	1,680
Reset Optional Certificates Trust II, Yankee Stadium, VRDN
3.81%, 3/1/36 (7)	2,500	2,500
Syracuse, GO, RAN, 4.25%, 6/29/07	1,000	1,001
Syracuse, GO, RAN, 4.25%, 7/10/07	2,000	2,001
Triborough Bridge & Tunnel Auth., VRDN, 3.73%, 1/1/32	4,000	4,000
Triborough Bridge & Tunnel Auth., VRDN, 3.77%, 1/1/32	1,000	1,000
Triborough Bridge & Tunnel Auth., VRDN, 3.82%, 11/15/31	3,400	3,400
Westchester County, GO, 4.75%, 11/15/07	250	251
Westchester County IDA, Levister Redev., VRDN
3.75%, 8/1/33 (5)	1,500	1,500
		130,141
PUERTO RICO 0.4%
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, 3.95%, 3/1/23 (Tender 3/1/08)	500	500
		500

Total Municipal Securities (Cost $130,641)		130,641

Total Investments in Securities
98.0% of Net Assets (Cost $130,641)		$130,641

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$5,000 and represents 3.7% of net assets.
(2)	Insured by Financial Guaranty Insurance Company
(3)	Insured by CIFG Assurance
(4)	Insured by Financial Security Assurance Inc.
(5)	Interest subject to alternative minimum tax
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by MBIA Insurance Corp.
(8)	Escrowed to maturity
BAN	Bond Anticipation Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
TECP	Tax Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Money Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $130,641,000.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
Unaudited		May 31, 2007
Portfolio of Investments †
(Amounts in 000s)	$ Par	Value

MUNICIPAL SECURITIES 98.8%
NEW YORK 94.7%
Albany IDA, Albany College of Pharmacy, 5.625%, 12/1/34	225	237
Albany Parking Auth., 5.125%, 7/15/11	430	443
Albany Parking Auth., 5.25%, 10/15/12	475	492
Albany Parking Auth., 5.625%, 7/15/25
(Prerefunded 7/15/11) (1)	415	446
Albany Parking Auth., 5.625%, 7/15/25	335	354
Brookhaven IDA, Methodist Retirement Community Dev.
4.25%, 11/1/37 (Tender 11/1/11)	1,100	1,096
Dormitory Auth. of the State of New York, Augustana Lutheran
Home, 5.50%, 8/1/20 (2)	865	908
Dormitory Auth. of the State of New York, Cabrini of West
Chester, 5.20%, 2/15/41	2,000	2,138
Dormitory Auth. of the State of New York, Catholic Health
5.00%, 7/1/27	3,000	3,041
Dormitory Auth. of the State of New York, Catholic Health
5.10%, 7/1/34	2,000	2,032
Dormitory Auth. of the State of New York, City Univ.
5.25% 7/1/31 (Prerefunded 7/1/11) (1)	2,240	2,361
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/22 (Prerefunded 7/1/08) (1)	2,500	2,560
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/24	1,000	1,044
Dormitory Auth. of the State of New York, Cornell Univ.
5.00%, 7/1/25	1,000	1,056
Dormitory Auth. of the State of New York, Income Tax Ed.
5.375%, 3/15/22 (Prerefunded 3/15/13) (1)	1,550	1,669
Dormitory Auth. of the State of New York, Interfaith Medical
Center, 5.00%, 2/15/14	170	179
Dormitory Auth. of the State of New York, Interfaith Medical
Center, 5.00%, 2/15/15	500	530
Dormitory Auth. of the State of New York, Long Island Jewish
Health System, 5.00%, 5/1/20	2,000	2,079
Dormitory Auth. of the State of New York, Long Island Jewish
Health Systems, 5.00%, 5/1/22	1,000	1,038
Dormitory Auth. of the State of New York, Maimonides Medical
Center, 5.75%, 8/1/35 (2)	1,500	1,517
Dormitory Auth. of the State of New York, Manhattan College
5.00%, 7/1/32 (3)	2,000	2,082
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering, 5.00%, 7/1/34	2,815	2,902
Dormitory Auth. of the State of New York, Mount Sinai Health
6.00%, 7/1/13	1,700	1,792
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	475	481
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, 5.15%, 7/1/24 (2)	535	582
Dormitory Auth. of the State of New York, New York Medical
College, 4.75%, 7/1/27 (2)	1,820	1,841
Dormitory Auth. of the State of New York, New York Medical
College, 5.25%, 7/1/12 (2)	1,360	1,395
Dormitory Auth. of the State of New York, Ozanam Hall of
Queens Nursing Home, 5.00%, 11/1/31	1,250	1,294
Dormitory Auth. of the State of New York, Rockefeller Univ.
5.00%, 7/1/32	2,000	2,075
Dormitory Auth. of the State of New York, St. John's Univ.
5.25%, 7/1/25 (Prerefunded 7/1/12) (1) (2)	2,500	2,656
Dormitory Auth. of the State of New York, St. John's Univ.
5.25%, 7/1/25 (2)	2,000	2,248
Dormitory Auth. of the State of New York, State Univ.
5.375% 7/1/23 (Prerefunded 7/1/12) (1)	1,000	1,070
Dormitory Auth. of the State of New York, State Univ.
7.50% 5/15/11 (Prerefunded 5/15/05) (1)	775	840
Dormitory Auth. of the State of New York, State Univ.
7.50%, 5/15/11	1,120	1,226
Dormitory Auth. of the State of New York, Univ. of Rochester
5.00%, 7/1/27	2,350	2,470
Dormitory Auth. of the State of New York, Univ. of Rochester
STEP, 0.00%, 7/1/15 (Prerefunded 7/1/10) (1)(2)	1,470	1,318
Dormitory Auth. of the State of New York, Westchester County
5.25%, 8/1/15 (Prerefunded 2/1/09) (1)	2,000	2,067
Dormitory Auth. of the State of New York, Westchester County
5.25%, 8/1/16 (Prerefunded 2/1/09) (1)	4,250	4,393
Dormitory Auth. of the State of New York, Yeshiva Univ.
5.00%, 7/1/26 (4)	1,200	1,237
Dormitory Auth. of the State of New York, Yeshiva Univ.
5.375%, 7/1/17 (4)	900	951
Dutchess County IDA, Bard College, 5.00%, 8/1/18	750	783
Dutchess County IDA, Bard College, 5.75%, 8/1/30
(Prerefunded 8/1/10) (1)	1,750	1,863
Dutchess County IDA, Elant Fishkill, 5.25%, 1/1/37	1,000	1,001
Dutchess County IDA, Vassar College, 5.35%, 9/1/40
(Prerefunded 8/1/11) (1)	1,000	1,066
Essex County IDA, PCR, Int'l. Paper, 5.20%, 12/1/23 (5)	1,750	1,799
Essex County IDA, PCR, Int'l. Paper, 5.70%, 7/1/16 (5)	1,850	1,999
Hempstead IDA, Adelphi Univ. Civic Fac., 5.00%, 10/1/30	1,250	1,296
Hudson Yards Infrastructure, 5.00%, 2/15/47	2,000	2,071
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	750	770
Islip Recovery Agency, 5.75%, 7/1/23 (5)(6)	250	274
Long Island Power Auth., 5.00%, 12/1/22 (7)	5,000	5,291
Long Island Power Auth., 5.00%, 9/1/35	2,500	2,603
Long Island Power Auth., 5.125%, 12/1/22
(Prerefunded 6/1/08) (1)	1,020	1,045
Long Island Power Auth., VRDN, 3.83%, 5/1/33	1,300	1,300
Long Island Power Auth., Zero Coupon, 6/1/21 (6)	2,000	1,096
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	1,000	1,036
Metropolitan Transportation Auth., 4.75%, 7/1/16
(Prerefunded 7/1/12) (1)(6)	1,215	1,266
Metropolitan Transportation Auth., 5.00%, 11/15/13 (2)	2,200	2,337
Metropolitan Transportation Auth., 5.00%, 11/15/21 (4)	3,500	3,703
Metropolitan Transportation Auth., 5.00%, 7/1/25 (7)	2,000	2,084
Metropolitan Transportation Auth., 5.00%, 11/15/25 (7)	2,000	2,089
Metropolitan Transportation Auth., 5.125%, 11/15/31	2,250	2,339
Metropolitan Transportation Auth., 5.25%, 11/15/25 (7)	4,920	5,182
Metropolitan Transportation Auth., VRDN, 3.84%, 11/15/14	2,000	2,000
Monroe County, Public Improvement, GO, 5.00%, 3/1/17 (7)	1,000	1,043
Monroe County, Public Improvement, GO, 5.00%, 3/1/18
(Prerefunded 3/1/12) (1)(7)	2,590	2,719
Monroe County, Public Improvement, GO, 5.00%, 3/1/18 (7)	615	641
Mount Sinai Union Free School Dist., Suffolk, GO
6.20%, 2/15/17 (4)	1,025	1,201
Mount Sinai Union Free School Dist., Suffolk, GO
6.20%, 2/15/18 (4)	515	609
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10) (1)(6)	3,500	3,790
Nassau County Tobacco Settlement Corp., STEP, 0.00%, 6/1/26	1,000	919
New York City, GO, 5.00%, 6/1/18	2,000	2,116
New York City, GO, 5.00%, 8/1/21	2,500	2,618
New York City, GO, 5.00%, 4/1/26	5,000	5,221
New York City, GO, 5.25%, 8/1/14	3,305	3,517
New York City, GO, 5.75%, 10/15/13
(Prerefunded 10/15/07) (1)	1,105	1,124
New York City, GO, VRDN, 3.79%, 8/1/19 (4)	1,000	1,000
New York City, GO, VRDN, 3.86%, 4/1/36	100	100
New York City Convention Center Dev. Corp., Hotel Unit Fee
5.00%, 11/15/21 (4)	1,600	1,693
New York City Health & Hosp. Corp., 5.50%, 2/15/19 (6)	1,500	1,603
New York City Housing Dev. Corp., HUD Capital Funding
Program, 5.00%, 7/1/25 (7)	3,000	3,142
New York City Housing Dev. Corp., Multi-Family
4.75%, 11/1/35	2,000	2,010
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,500	2,639
New York City IDA, New York Univ., 5.375%, 7/1/18 (4)	1,275	1,346
New York City IDA, Queens Baseball Stadium, 5.00%, 1/1/31 (4)	1,000	1,054
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (5)	3,000	3,216
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (7)	2,500	2,632
New York City IDA, IDRB, JFK Airport, 5.50%, 7/1/28 (5)	2,500	2,590
New York City Municipal Water Fin. Auth., 5.00%, 6/15/29	5,000	5,164
New York City Municipal Water Fin. Auth., 5.00%, 6/15/34	1,500	1,550
New York City Municipal Water Fin. Auth., 5.00%, 6/15/37	1,500	1,561
New York City Municipal Water Fin. Auth., VRDN
3.82%, 6/15/27 (2)	1,500	1,500
New York City Municipal Water Fin. Auth., VRDN
3.86%, 6/15/32	805	805
New York City Municipal Water Fin. Auth., VRDN
3.88%, 6/15/22 (7)	200	200
New York City Transitional Fin. Auth., 5.00%, 11/1/18	3,000	3,189
New York City Transitional Fin. Auth., 5.00%, 11/1/19	4,150	4,442
New York City Transitional Fin. Auth., 6.00%, 8/15/15
(Prerefunded 8/15/09) (1)(7)	1,000	1,057
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	2,500	2,777
New York Liberty Dev. Corp., National Sports Museum
6.125%, 2/15/19	2,000	2,093
New York State Environmental Fac., Clean Water & Drinking
5.25%, 11/15/20	2,000	2,129
New York State Environmental Fac., PCR, 5.75%, 5/15/11 (8)	605	658
New York State Environmental Fac., PCR, Waste Management
4.45%, 7/1/17 (Tender 7/1/09) (5)	2,500	2,494
New York State Housing Fin. Agency, 8.00%, 5/1/11 (8)	905	983
New York State Local Gov't. Assistance, 6.00%, 4/1/14	3,310	3,648
New York State Mortgage Agency, Single Family
5.70%, 10/1/17 (5)	2,120	2,156
New York State Mortgage Agency, Single Family
5.80%, 10/1/20 (5)	875	899
New York State Thruway Auth., Highway & Bridge
5.00% 4/1/17 (Prerefunded 4/1/09) (1)(7)	5,000	5,160
New York State Thruway Auth., Highway & Bridge
5.50% 4/1/17 (Prerefunded 4/1/11) (1)(7)	2,495	2,666
New York State Urban Dev. Corp., Corrections Fac.
6.00% 1/1/15 (Prerefunded 1/1/09) (1)(4)	4,000	4,177
Niagara County, GO, 5.25%, 8/15/14 (2)	435	471
Niagara County, GO, 5.25%, 8/15/15 (2)	335	365
Niagara County IDA, American Ref-Fuel, 5.45%, 11/15/26
(Tender 11/15/12) (5)	500	520
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/13) (5)	1,500	1,567
Niagra Falls City School Dist., COP, 5.00%, 6/15/20 (6)	3,320	3,488
Nyack Union Free School Dist., GO, 5.25%, 12/15/15 (7)	550	601
Oneida County IDA, Saint Elizabeth Medical Center
5.50%, 12/1/10	355	360
Oneida County IDA, Saint Elizabeth Medical Center
5.625%, 12/1/09	615	623
Oneida County IDA, Saint Elizabeth Medical Center
5.75%, 12/1/19	1,600	1,630
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	2,000	2,109
Port Auth. of New York & New Jersey, 5.00%, 7/15/24 (5)(6)	2,000	2,086
Port Auth. of New York & New Jersey, 6.125%, 6/1/94	1,000	1,182
Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/31	1,500	1,569
Rochester, GO, 5.00%, 2/15/20 (2)	110	119
Rochester, GO, 5.00%, 2/15/21 (2)	110	119
Seneca Nation Indians Improvement Auth., 5.00%, 12/1/23 (9)	600	605
Suffolk County IDA, Gurwin Jewish Senior Home, 6.70%, 5/1/39	1,000	1,089
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	2,000	2,118
Suffolk County IDA, Huntington Hosp., 6.00%, 11/1/22	2,000	2,129
Suffolk County IDA, Jeffersons Ferry, 7.20%, 11/1/19
(Prerefunded 11/1/11) (1)	2,000	2,175
Suffolk County Judicial Fac. Agency, 5.75%, 4/15/14 (4)	4,510	4,739
Suffolk County Water Auth., 5.125%, 6/1/26 (7)	1,350	1,403
Tobacco Settlement Fin. Corp., 5.25%, 6/1/13	1,810	1,834
Tobacco Settlement Fin. Corp., 5.25%, 6/1/21 (4)	1,000	1,064
Tompkins County IDA, Cornell Univ., 5.75%, 7/1/30
(Prerefunded 7/1/10) (1)	2,000	2,131
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/20 (8)	2,060	2,222
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/28 (4)	3,000	3,128
Triborough Bridge & Tunnel Auth., 5.125%, 11/15/29	4,900	5,124
TSASC, Tobacco Ind., 5.00%, 6/1/26	2,000	2,034
United Nations Dev. Corp., 5.25%, 7/1/25	1,000	1,006
Westchester County Health Care Corp., GO
5.375%, 11/1/30	3,000	3,122
Westchester County IDA, 6.00%, 7/1/08 (4)(5)	730	747
Westchester County IDA, Hebrew Hosp., 7.375%, 7/15/30	1,250	1,337
Westchester County IDA, Kendal Hudson, 6.50%, 1/1/34	1,000	1,068
Westchester County IDA, Winward School, 5.25%, 10/1/31 (3)	1,500	1,550
		261,718
PUERTO RICO 3.8%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/17	1,600	1,687
Puerto Rico, GO, 5.25%, 7/1/27	1,500	1,591
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	1,500	1,586
Puerto Rico Electric Power Auth.,4.108%, 7/1/29 (6)	2,200	2,199
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36
(Prerefunded 7/1/16) (1)	1,000	1,081
Puerto Rico Infrastructure Fin. Auth., 5.00%, 7/1/18	1,025	1,076
Puerto Rico Public Fin. Corporation, 5.50%, 8/1/29
(Prerefunded 2/1/12) (1)	1,120	1,196
		10,416
VIRGIN ISLANDS 0.3%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (5)	250	270
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (5)	500	545
		815
Total Municipal Securities (Cost $263,676)		272,949
Total Investments in Securities
98.8% of Net Assets (Cost $263,676)		$272,949

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Insured by Radian Asset Assurance Inc.
(4)	Insured by AMBAC Assurance Corp.
(5)	Interest subject to alternative minimum tax
(6)	Insured by Financial Security Assurance Inc.
(7)	Insured by Financial Guaranty Insurance Company
(8)	Escrowed to maturity
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $605 and represents 0.2% of net assets.
COP	Certificate of Participation
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Bond Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $263,317,000. Net unrealized gain aggregated $9,632,000 at period-end, of which $9,911,000 related to appreciated investments and $279,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
Unaudited		May 31, 2007
Portfolio of Investments †
(Amounts in 000s)	$ Par	Value

MUNICIPAL SECURITIES 99.1%
MARYLAND 91.4%
Annapolis, IDRB, Park Place Project, 5.35%, 7/1/34	3,500	3,589
Anne Arundel County, Farmington Village, 6.25%, 6/1/25	3,960	4,104
Anne Arundel County, GO, 4.50%, 3/1/23	1,580	1,599
Anne Arundel County, GO, 4.50%, 3/1/24	3,235	3,263
Anne Arundel County, GO, 4.50%, 3/1/25	3,825	3,846
Anne Arundel County, GO, 4.60%, 2/15/15
(Prerefunded 2/15/11) (1)	1,000	1,036
Anne Arundel County, GO, 5.125%, 7/1/29	2,000	2,113
Anne Arundel County, National Business Park Project, 7.375%
7/1/28 (Prerefunded 7/1/10) (1)	6,389	7,130
Anne Arundel County, Public Improvement, GO, 4.50%, 3/1/26	3,835	3,847
Anne Arundel County, Public Improvement, GO, 4.50%, 3/1/27	3,835	3,844
Anne Arundel County, Water & Sewer, GO, 4.50%, 3/1/23	410	415
Anne Arundel County, Water & Sewer, GO, 4.50%, 3/1/24	740	746
Anne Arundel County, Water & Sewer, GO, 4.50%, 3/1/25	900	905
Anne Arundel County, Water & Sewer, GO, 4.50%, 3/1/26	1,470	1,475
Anne Arundel County, Water & Sewer, GO, 4.50%, 3/1/27	1,095	1,098
Anne Arundel County, Water & Sewer, GO, 5.00%, 3/1/21	1,445	1,539
Baltimore City, 5.25%, 4/1/16 (2)(3)	225	226
Baltimore City, Board of Ed. Administration, COP
5.00% 4/1/14 (3)	3,635	3,777
Baltimore City, Board of Ed. Administration, COP
5.00%, 4/1/16 (3)	3,825	3,978
Baltimore City, Consolidated Public Improvement, GO
5.00%,10/15/19 (4)	230	244
Baltimore City, Consolidated Public Improvement, GO
5.40%, 10/15/12 (4)	1,000	1,056
Baltimore City, Consolidated Public Improvement, GO
7.00%, 10/15/07 (3)	500	506
Baltimore City, Consolidated Public Improvement, GO
7.00%, 10/15/08 (3)	5,190	5,414
Baltimore City, Consolidated Public Improvement, GO
7.50%, 10/15/09 (5)	2,635	2,854
Baltimore City, Consolidated Public Improvement, Zero Coupon
GO, 10/15/08 (5)	1,785	1,648
Baltimore City, Consolidated Public Improvement, Zero Coupon
GO, 10/15/09 (5)	2,170	1,897
Baltimore City, Consolidated Public Improvement, Zero Coupon
GO, 10/15/11 (5)	3,525	2,725
Baltimore City, Convention Center Hotel, 5.25%, 9/1/26 (6)	3,925	4,229
Baltimore City, Convention Center Hotel, 5.25%, 9/1/27 (6)	4,330	4,668
Baltimore City, Convention Center Hotel, 5.25%, 9/1/39 (6)	7,615	8,132
Baltimore City, Parking, 5.25%, 7/1/21 (5)	2,090	2,319
Baltimore City, Parking, 6.00%, 7/1/14 (5)	5,155	5,792
Baltimore City, Parking, 6.00%, 7/1/16 (5)	5,785	6,692
Baltimore City, Parking, 6.00%, 7/1/17 (5)	6,135	7,131
Baltimore City, Parking, 6.00%, 7/1/18 (5)	6,505	7,584
Baltimore City, Wastewater, 5.00%, 7/1/22 (4)	470	499
Baltimore City, Wastewater, 5.00%, 7/1/23 (4)	1,805	1,914
Baltimore City, Wastewater, 5.00%, 7/1/24 (4)	1,895	2,007
Baltimore City, Wastewater, 5.00%, 7/1/25 (4)	1,990	2,104
Baltimore City, Wastewater, 5.00%, 7/1/26 (4)	2,080	2,198
Baltimore City, Wastewater, 5.00%, 7/1/31 (4)	1,125	1,185
Baltimore City, Wastewater, 5.60%, 7/1/13 (3)	7,100	7,534
Baltimore City, Wastewater, 5.625%, 7/1/30
(Prerefunded 7/1/10) (1)(7)	5,000	5,264
Baltimore City, Water, 5.00%, 7/1/21 (3)	1,650	1,770
Baltimore City, Water, 5.00%, 7/1/23 (5)	1,250	1,326
Baltimore City, Water, 5.00%, 7/1/24 (5)	3,095	3,283
Baltimore City, Water, 5.00%, 7/1/30 (3)	1,920	2,060
Baltimore City, Water, 5.125%, 7/1/42 (5)	3,610	3,755
Baltimore City, Water, 5.60%, 7/1/13 (3)	12,200	12,945
Baltimore City, Water, 5.65%, 7/1/20 (3)	2,050	2,314
Baltimore City, Water, 5.80%, 7/1/15
(Prerefunded 7/1/12) (1)(5)	3,350	3,650
Baltimore City, Water, 6.00%, 7/1/15 (5)	6,250	6,883
Baltimore City, Water, 6.00%, 7/1/19
(Prerefunded 7/1/10) (1)(7)	650	691
Baltimore City, Water, 6.00%, 7/1/21
(Prerefunded 7/1/10) (1)(7)	1,650	1,755
Baltimore City, Water & Sewer, 6.00%, 7/1/15 (5)	5,460	6,240
Baltimore City Port Fac., PCR, DuPont de Nemours
6.50%, 12/1/10	1,000	1,035
Baltimore City Port Fac., PCR, DuPont de Nemours
6.50%, 10/1/11	4,550	4,647
Baltimore City Port Fac., PCR, DuPont de Nemours
6.50%, 10/1/11	6,350	6,609
Baltimore Convention Center Hotel, 5.00%, 9/1/32 (6)	3,625	3,803
Baltimore Convention Center Hotel, 5.875%, 9/1/39	2,000	2,122
Baltimore County, Catholic Health Initiatives, 5.00%, 9/1/36	7,740	7,971
Baltimore County, Consolidated Public Improvement, GO
4.20%, 9/1/24	1,460	1,423
Baltimore County, GO, 4.25%, 9/1/32	4,190	4,051
Baltimore County, Metropolitan Dist. 66th Issue, GO
4.50%, 8/1/21	1,000	1,016
Baltimore County, Pension Funding, GO, 5.125%, 8/1/12	1,000	1,025
Baltimore County, Pension Funding, GO, 5.125%, 8/1/14	4,300	4,408
Baltimore County, Pension Funding, GO, 5.125%, 8/1/15	4,195	4,302
Baltimore County Economic Dev., Maryvale Preparatory School
6.50%, 5/1/11	600	618
Baltimore County Redev. Agency, 4.50%, 7/1/32 (4)	13,900	13,776
Carroll County, Commissioners Public Improvement, GO
5.50%, 12/1/16 (Prerefunded 12/1/09) (1)	1,130	1,188
Carroll County, Commissioners Public Improvement, GO
5.50%, 12/1/19 (Prerefunded 12/1/09) (1)	1,000	1,051
Carroll County, GO, 5.625%, 10/1/20	1,900	1,931
Charles County, GO, 5.00%, 3/1/19 (3)	715	771
Damascus Gardens Dev. Corp., 7.375%, 8/15/17 (2)	2,745	3,138
Frederick County, GO, 5.00%, 8/1/14 (3)	250	267
Frederick County, Public Fac., GO, 5.00%, 12/1/12
(Prerefunded 12/1/10) (1)	2,895	3,034
Frederick County, Public Fac., GO, 5.00%, 12/1/13
(Prerefunded 12/1/10) (1)	1,000	1,048
Frederick County, Public Fac., GO, 5.25%, 7/1/15
(Prerefunded 7/1/09) (1)	925	962
Frederick County, Public Fac., GO, 5.25%, 7/1/16	2,000	2,163
Frederick County, Public Fac., 5.75%, 7/1/19
(Prerefunded 7/1/09) (1)	6,430	6,749
Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30	2,900	2,961
Gaithersburg, Asbury Obligations Group, 5.125%, 1/1/26	2,600	2,668
Gaithersburg, Asbury Obligations Group, 5.125%, 1/1/36	7,000	7,146
Gaithersburg Hosp. Fac., 6.50%, 9/1/12 (2)(7)	5,000	5,358
Harford County, GO, 5.00%, 12/1/15	540	554
Harford County, GO, 5.00%, 7/15/22	2,100	2,214
Harford County, GO, 5.00%, 7/15/23	1,370	1,446
Harford County, GO, 5.00%, 7/15/24	1,750	1,844
Harford County, GO, 5.00%, 7/15/25	1,000	1,052
Harford County Economic Dev., Battelle Memorial Institute
5.25%, 4/1/34	8,185	8,616
Howard County, Consolidated Public Improvement, GO
5.00%, 8/15/17	250	266
Howard County, GO, COP, 8.15%, 2/15/20	450	605
Howard County, Patuxent, 4.75%, 10/1/36 (Tender 4/1/29) (8)	2,500	2,457
Howard County, Vantage House, 5.00%, 4/1/16	840	858
Howard County, Vantage House, 5.00%, 4/1/17	320	326
Howard County, Vantage House, 5.25%, 4/1/27	3,200	3,279
Hyattsville, Univ. Town Center, 5.00%, 7/1/17	1,676	1,714
Hyattsville, Univ. Town Center, 5.60%, 7/1/24	1,750	1,838
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	3,550	3,742
Maryland, State & Local Fac., 5.25%, 7/15/13
(Prerefunded 7/15/08) (1)	10,000	10,272
Maryland, State & Local Fac., 5.75%, 8/1/15
(Prerefunded 8/1/10) (1)	20,590	21,978
Maryland, State & Local Fac., GO, 5.00%, 8/1/19	5,000	5,329
Maryland, State & Local Facs., GO, 5.00%, 3/15/21	10,000	10,736
Maryland CDA, 4.85%, 9/1/37 (8)	3,600	3,560
Maryland CDA, Fort Washington Manor, VRDN
3.80%, 11/15/38 (8)	5,000	5,000
Maryland CDA, Multi-Family, 5.00%, 1/1/39 (8)	500	502
Maryland CDA, Multi-Family, 5.70%, 7/1/17 (8)	2,875	2,933
Maryland CDA, Multi-Family, 5.85%, 7/1/27 (8)	7,000	7,129
Maryland CDA, Multi-Family, 5.875%, 7/1/16	2,285	2,325
Maryland CDA, Multi-Family, 6.20%, 7/1/23 (8)	3,885	3,998
Maryland CDA, Residential, 4.65%, 9/1/32 (8)	5,000	4,831
Maryland CDA, Residential, 4.70%, 9/1/37 (8)	2,000	1,936
Maryland CDA, Residential, 4.85%, 9/1/26 (8)	10,000	9,999
Maryland CDA, Residential, 4.90%, 9/1/26 (8)	4,970	5,003
Maryland CDA, Residential, 4.90%, 3/1/29 (8)	5,000	5,014
Maryland CDA, Residential, 4.90%, 9/1/31 (8)	2,000	2,003
Maryland CDA, Residential, 4.95%, 9/1/38 (8)	10,000	10,007
Maryland CDA, Single Family, 4.80%, 4/1/13	1,525	1,556
Maryland CDA, Single Family, 4.90%, 9/1/36 (8)	6,540	6,540
Maryland CDA, Single Family, 5.00%, 4/1/17	975	996
Maryland CDA, Single Family, 5.00%, 9/1/29 (8)	3,920	3,983
Maryland CDA, Single Family, 5.00%, 7/1/36 (8)	4,280	4,304
Maryland CDA, Single Family, 5.25%, 9/1/19 (8)	545	556
Maryland CDA, Single Family, 5.50%, 9/1/22 (8)	205	210
Maryland CDA, VRDN, 3.88%, 9/1/39 (8)	2,400	2,400
Maryland DOT, 5.00%, 5/1/16	3,500	3,718
Maryland DOT, 5.50%, 2/1/17	75	84
Maryland Economic Dev. Corp., Associated Jewish Charities
5.67%, 7/15/29 (Prerefunded 7/15/09) (1)	16,645	17,562
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/20 (7)(8)	5,040	5,315
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/21 (7)(8)	9,540	10,050
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	2,000	2,032
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	1,000	1,016
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/31	4,000	4,015
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.25%, 12/1/31	2,500	2,547
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22 (Prerefunded 12/1/09) (1)	2,000	2,197
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (1)	2,000	2,202
Maryland Economic Dev. Corp., Golf Course, 8.25%
6/1/28 (Prerefunded 6/1/11) (1)	3,920	4,511
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	2,250	2,354
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/34	9,600	9,992
Maryland Economic Dev. Corp., UMBC Student Housing
5.00%, 7/1/30 (6)	3,000	3,147
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/23 (9)	3,440	3,631
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/26 (9)	1,750	1,842
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/28 (9)	5,320	5,591
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/33 (9)	2,250	2,356
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt
6.00%, 7/1/33 (10)	4,000	4,270
Maryland Economic Dev. Corp., Waste Management, 4.60%
4/1/16 (8)	2,200	2,179
Maryland Economic Dev. Corp., 5.00%, 6/1/24 (9)	2,065	2,178
Maryland Energy Fin. Administration, Baltimore Wastewater
6.30%, 12/1/10 (8)	5,065	5,174
Maryland Energy Fin. Administration, Baltimore Wastewater
6.45%, 12/1/16 (8)	2,600	2,656
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/15	700	745
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	4,350	4,601
Maryland HHEFA, Board of Child Care, 5.375%, 7/1/32	1,510	1,565
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/20	1,000	1,054
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/22	500	527
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/36	7,800	8,307
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/39	1,200	1,272
Maryland HHEFA, Carroll Hosp. Center, 5.00%, 7/1/40	6,790	6,849
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	5,055	5,369
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/16	670	721
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/17	300	322
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/21	1,100	1,180
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	4,740	5,089
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/37	14,750	15,800
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20 (2)	2,565	2,746
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20	835	888
Maryland HHEFA, Catholic Health, 6.00%, 12/1/24 (2)	1,000	1,070
Maryland HHEFA, Civista Medical Center, 5.00%, 7/1/37 (11)	4,615	4,737
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/20
(Prerefunded 4/1/09) (1)	980	1,026
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	5,800	6,372
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/27	24,045	24,502
Maryland HHEFA, Edenwald, 5.20%, 1/1/24	225	229
Maryland HHEFA, Edenwald, 5.40%, 1/1/31	1,250	1,294
Maryland HHEFA, Edenwald, 5.40%, 1/1/37	1,100	1,135
Maryland HHEFA, Frederick Memorial Hosp., 5.125%, 7/1/35	3,940	4,018
Maryland HHEFA, Frederick Memorial Hosp., 5.25%, 7/1/13
(2)(5)	1,000	1,048
Maryland HHEFA, Good Samaritan Hosp., 5.60%, 7/1/07 (2)	1,875	1,878
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)	2,480	2,662
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)(4)	1,520	1,631
Maryland HHEFA, Goucher College, 5.00%, 7/1/16	540	566
Maryland HHEFA, Goucher College, 5.125%, 7/1/34	6,200	6,444
Maryland HHEFA, Goucher College, 5.375%, 7/1/25	750	797
Maryland HHEFA, Helix Health, 5.00%, 7/1/27 (2)(4)	8,060	8,702
Maryland HHEFA, Howard County General, 5.50%, 7/1/21 (2)	5,000	5,072
Maryland HHEFA, Johns Hopkins Hosp., 5.50%, 5/15/38	10,590	11,268
Maryland HHEFA, Johns Hopkins Hosp., 6.625%, 7/1/08 (2)	490	497
Maryland HHEFA, Johns Hopkins Hosp.
Zero Coupon7/1/19	9,460	5,262
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.375%, 7/1/20 (4)	5,550	5,639
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.50%, 7/1/26 (4)	3,220	3,273
Maryland HHEFA, Johns Hopkins Medicine, 5.00%, 7/1/29 (3)	125	127
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/24	1,500	1,567
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	11,170	11,560
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/41	765	780
Maryland HHEFA, Johns Hopkins Univ., 5.125%, 7/1/20	6,660	6,876
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/15	1,500	1,552
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/16	9,615	9,951
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/17	3,100	3,208
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/39
(Prerefunded 7/1/09) (1)	19,150	20,194
Maryland HHEFA, Kaiser Permanente, 5.375%, 7/1/15	2,365	2,444
Maryland HHEFA, Kennedy Krieger Institute, 5.50%, 7/1/33	6,000	6,229
Maryland HHEFA, Kings Farm Presbyterian Community
5.00%, 1/1/17	7,000	7,024
Maryland HHEFA, Kings Farm Presbyterian Community
5.25%, 1/1/27	500	512
Maryland HHEFA, Kings Farm Presbyterian Community
5.30%, 1/1/37	1,000	1,024
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/20	625	654
Maryland HHEFA, Loyola College, 5.00%, 10/1/40	8,525	8,776
Maryland HHEFA, Loyola College, 5.125%, 10/1/45	14,345	14,891
Maryland HHEFA, Maryland Health Pool, VRDN, 3.80%, 4/1/35	900	900
Maryland HHEFA, Maryland Institute College of Art
5.00%, 6/1/40	5,910	5,961
Maryland HHEFA, Maryland Institute College of Art,
5.50%, 6/1/32	6,385	6,607
Maryland HHEFA, Maryland Institute College of Art
5.625%, 6/1/36	3,570	3,712
Maryland HHEFA, Medstar Health, 5.25%, 8/15/12 (7)	500	515
Maryland HHEFA, Medstar Health, 5.375%, 8/15/24	2,500	2,610
Maryland HHEFA, Mercy Medical Center, 5.625%, 7/1/31	22,185	23,097
Maryland HHEFA, Mercy Medical Center, 6.50%, 7/1/13 (7)	2,155	2,346
Maryland HHEFA, Mercy Ridge Retirement Community
5.00%, 4/1/08	3,700	3,736
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/28 (Prerefunded 4/1/13) (1)	1,675	1,861
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/35 (Prerefunded 4/1/13) (1)	3,660	4,066
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/26	10,000	10,264
Maryland HHEFA, Sheppard & Enoch Pratt Foundation
5.25%, 7/1/35	10,000	10,272
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/35	4,200	4,267
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/40	9,195	9,317
Maryland HHEFA, Univ. of Maryland Medical, VRDN
3.80%, 7/1/41	2,000	2,000
Maryland HHEFA, Univ. of Maryland Medical System
5.00%, 7/1/12	500	515
Maryland HHEFA, Univ. of Maryland Medical System
5.00%, 7/1/36	9,885	10,043
Maryland HHEFA, Univ. of Maryland Medical System
5.00%, 7/1/41	1,000	1,013
Maryland HHEFA, Univ. of Maryland Medical System
5.25%, 7/1/34	2,055	2,097
Maryland HHEFA, Univ. of Maryland Medical System
6.00%, 7/1/22	3,000	3,232
Maryland HHEFA, Univ. of Maryland Medical System
6.00%, 7/1/32	7,960	8,530
Maryland HHEFA, Univ. of Maryland Medical System
6.50%, 7/1/26 (Prerefunded 7/1/10) (1)	1,700	1,845
Maryland HHEFA, Univ. of Maryland Medical System
6.50%, 7/1/31 (Prerefunded 7/1/10) (1)	4,420	4,798
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Prerefunded 7/1/10) (1)	6,165	6,714
Maryland HHEFA, Univ. of Maryland Medical System
6.75%, 7/1/30 (Prerefunded 7/1/10) (1)	15,535	16,975
Maryland HHEFA, Univ. of Maryland Medical System
7.00%, 7/1/22 (5)	2,090	2,668
Maryland HHEFA, Upper Chesapeake Health, Muni Auction Rate
3.80%, 1/6/38 (Tender 6/6/07) (11)	7,550	7,550
Maryland HHEFA, Upper Chesapeake Health
5.125%, 1/1/38 (7)	2,000	2,030
Maryland HHEFA, Upper Chesapeake Health
5.375%, 1/1/28 (7)	2,250	2,290
Maryland HHEFA, Western Maryland, 4.75%, 7/1/36 (3)	10,245	10,388
Maryland HHEFA, Western Maryland, 5.00%, 1/1/20 (3)	4,080	4,318
Maryland HHEFA, Western Maryland, 5.00%, 7/1/20 (3)	5,000	5,292
Maryland HHEFA, Western Maryland, 5.00%, 7/1/25 (3)	6,470	6,797
Maryland Ind. Dev. Fin. Auth., Bon Secours Health System
5.929%, 8/26/22 (7)	15,000	16,950
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore
5.50%, 11/1/17	1,430	1,524
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel
5.50%, 5/1/20	1,060	1,115
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel
6.00%, 5/1/35	2,000	2,141
Maryland Ind. Dev. Fin. Auth., Trinity Health Corp.
5.60%, 12/1/09	2,780	2,892
Maryland Stadium Auth., Baltimore Convention Center
VRDN 3.80%, 12/15/14	4,600	4,600
Maryland Stadium Auth., Ocean City Convention Center
5.20%, 12/15/09 (3)	500	501
Maryland Transportation Auth., 5.00%, 7/1/28 (7)	2,395	2,501
Maryland Transportation Auth., 5.00%, 7/1/29 (7)	1,735	1,812
Maryland Transportation Auth., 6.80%, 7/1/16 (2)	18,670	20,965
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/13 (4)(8)	7,180	7,604
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/20 (4)	4,500	4,776
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/21 (4)	4,735	5,023
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/27 (4)(8)	10,000	10,481
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.50%, 3/1/16 (4)(8)	8,540	9,110
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.50%, 3/1/19 (4)(8)	8,170	8,664
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/07 (5)	8,500	8,474
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/08 (5)	2,000	1,922
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/09 (5)	10,410	9,643
Maryland Water Quality Fin. Admin., Zero Coupon, 9/1/07	1,125	1,115
Montgomery County, GO, 5.00%, 2/1/19
(Prerefunded 2/1/11) (1)	5,000	5,249
Montgomery County, College Arts Center, 5.00%, 5/1/28	1,000	1,044
Montgomery County, Consolidated Public Improvement
5.00% 2/1/18 (Prerefunded 2/1/12) (1)	1,000	1,058
Montgomery County, Consolidated Public Improvement, GO
5.00%, 7/1/18	7,095	7,581
Montgomery County, GO, 5.00%, 6/1/24	2,000	2,116
Montgomery County, GO, 5.00%, 5/1/27	11,565	12,318
Montgomery County, GO, 5.25%, 10/1/19	5,710	6,044
Montgomery County, GO, VRDN, 3.92%, 6/1/26	685	685
Montgomery County, GO, Consolidated Public Improvement
5.50%, 1/1/14 (Prerefunded 1/1/10) (1)	5,795	6,092
Montgomery County, GO, Consolidated Public Improvement
6.00%, 1/1/20 (Prerefunded 1/1/10) (1)	6,500	6,912
Montgomery County Economic Dev., Trinity Health Corp.
5.25%, 12/1/31	2,275	2,342
Montgomery County Economic Dev., Trinity Health Corp.
5.50%, 12/1/16	3,450	3,651
Montgomery County Housing Opportunities Commission
Oakwood, VRDN, 3.77%, 11/1/07	1,000	1,000
Montgomery County Housing Opportunities Commission
4.70%, 7/1/37 (8)	3,000	2,905
Montgomery County Housing Opportunities Commission, Multi-
Family, 6.10%, 7/1/30	4,620	4,806
Montgomery County Housing Opportunities Commission, Single
Family, 4.70%, 7/1/37 (8)	3,625	3,533
Montgomery County Housing Opportunities Commission, Single
Family, 4.75%, 7/1/32 (8)	4,290	4,210
Montgomery County Housing Opportunities Commission, Single
Family, 5.00%, 7/1/36 (8)	3,645	3,657
Morgan State Univ., 6.05%, 7/1/15 (3)	1,100	1,214
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.50%, 4/1/15 (4)(8)	5,000	5,330
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 6.00%, 7/1/07 (8)	1,050	1,051
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 6.00%, 7/1/08 (8)	10,000	10,164
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/16 (4)(8)	16,000	17,021
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 4.75%, 1/1/12 (8)	1,665	1,677
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 5.00%, 1/1/12 (8)	6,545	6,632
Prince Georges County, Consolidated Public Improvement
GO, 5.00%, 12/1/11	1,470	1,543
Prince Georges County, Consolidated Public Improvement
GO, 5.25%, 10/1/16	150	158
Prince Georges County, GO, 5.25%, 12/1/18 (5)	790	840
Prince Georges County, GO, 5.25%, 12/1/19 (5)	2,720	2,891
Prince Georges County, GO, Consolidated Public Improvement
5.25%, 10/1/16 (Prerefunded 10/1/10) (1)	1,850	1,950
Prince Georges County, National Harbor Project, 5.20%, 7/1/34	4,000	4,071
Prince Georges County Hosp., Dimensions Health
5.375%, 7/1/14	2,685	2,523
Prince Georges County Housing Auth., Single Family
6.15%, 8/1/19 (8)	15	15
Prince Georges County Housing Auth., Single Family
6.20%, 2/1/32 (8)	20	21
Prince Georges County, PCR, Potomac Electric Power
5.75%, 3/15/10	8,175	8,581
Queen Anne's County, GO, School & Public Fac.
5.25%, 1/15/15 (Prerefunded 1/15/10) (1) (5)	2,040	2,132
Queen Anne's County, Public Fac., GO, 5.00%, 11/15/19 (3)	1,220	1,297
Saint Mary's County, GO, 5.50%, 10/1/13
(Prerefunded 10/1/09) (1)	1,680	1,762
Saint Mary's County, GO, 6.00%, 10/1/15
(Prerefunded 10/1/09) (1)	1,875	1,987
Saint Mary's County, GO, 6.00%, 10/1/16
(Prerefunded 10/1/09) (1)	1,980	2,098
Saint Mary's County, GO, 6.00%, 10/1/17
(Prerefunded 10/1/09) (1)	1,095	1,160
Saint Mary's County, GO, 6.00%, 10/1/18
(Prerefunded 10/1/09) (1)	2,115	2,241
Saint Mary's County, GO, 6.00%, 10/1/19
(Prerefunded 10/1/09) (1)	2,345	2,485
Saint Mary's County, Saint Mary's Hosp., GO, 5.00%, 10/1/19	1,055	1,111
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/18	730	776
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/19
(Prerefunded 4/1/11) (1)	3,080	3,203
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/19	5,110	5,412
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/20
(Prerefunded 4/1/11) (1)	5,330	5,542
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/21
(Prerefunded 4/1/11) (1)	5,000	5,199
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/23	2,110	2,241
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/24	5,485	5,816
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/25	5,550	5,876
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/26	6,135	6,491
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.125%, 4/1/21
(Prerefunded 4/1/12) (1)	3,850	4,066
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.25%, 10/1/12
(Prerefunded 4/1/10) (1)	3,005	3,122
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.25%, 10/1/13
(Prerefunded 4/1/10) (1)	4,770	4,955
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.375%, 10/1/16
(Prerefunded 4/1/10) (1)	3,960	4,127
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.75%, 10/1/20
(Prerefunded 4/1/10) (1)	6,555	6,897
Washington Suburban Sanitary Dist., GO, 4.70%, 6/1/18
(Prerefunded 6/1/11) (1)	1,000	1,033
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/21	5,630	5,980
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/25	520	549
Westminster, Carroll Lutheran Village, 6.25%, 5/1/34	4,000	4,251
Westminster, Carroll Lutheran Village, VRDN, 3.91%, 5/1/34	500	500
Worcester County, Consolidated Public Improvement, GO
5.00%, 3/1/14	2,700	2,885
Worcester County, Consolidated Public Improvement, GO
5.40%, 8/1/10	370	374
		1,342,987
PUERTO RICO 7.1%
Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26
(Prerefunded 7/1/10) (1)	2,500	2,663
Puerto Rico, GO, 5.25%, 7/1/27	4,250	4,508
Puerto Rico, GO, 5.50%, 7/1/14 (5)	4,000	4,390
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	2,000	2,115
Puerto Rico, Public Improvement, GO, 6.25%, 7/1/12 (3)	1,750	1,942
Puerto Rico Commonwealth Gov't. Dev. Bank, GO
5.00%, 12/1/08	1,000	1,016
Puerto Rico Electric Power Auth., 5.00%, 7/1/21 (5)	5,000	5,300
Puerto Rico Electric Power Auth., 5.00%, 7/1/22 (5)	13,815	14,614
Puerto Rico Electric Power Auth., 5.00%, 7/1/24 (3)	12,360	13,014
Puerto Rico Electric Power Auth., 5.00%, 7/1/26 (9)	3,000	3,170
Puerto Rico Electric Power Auth., 5.00%, 7/1/26 (6)	2,010	2,105
Puerto Rico Electric Power Auth., 5.125%, 7/1/29	4,000	4,274
Puerto Rico Electric Power Auth., 4.108%, 7/1/29 (7)	4,000	3,998
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/19 (5)	1,615	1,709
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (7)	5,000	5,528
Puerto Rico Highway & Transportation Auth., 5.875%, 7/1/21
(Prerefunded 7/1/10) (1)(3)	3,020	3,228
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	4,235	4,421
Puerto Rico Infrastructure Fin. Auth., 5.375%, 10/1/24 (2)	5,000	5,298
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/20 (2)	1,000	1,064
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (2)	12,240	13,021
Puerto Rico Infrastructure Fin. Auth., Excise Taxes
Zero Coupon, 7/1/31 (5)	4,800	1,594
Puerto Rico Municipal Fin. Agency, GO, 6.00%, 7/1/12 (7)	5,000	5,492
		104,464
GUAM 0.4%
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	5,000	5,342
		5,342
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (8)	2,000	2,159
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (8)	1,000	1,090
		3,249

Total Municipal Securities (Cost $1,409,732)		1,456,042

Total Investments in Securities
99.1% of Net Assets (Cost $1,409,732)		$1,456,042

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Escrowed to maturity
(3)	Insured by MBIA Insurance Corp.
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by XL Capital Assurance Inc.
(7)	Insured by Financial Security Assurance Inc.
(8)	Interest subject to alternative minimum tax
(9)	Insured by CIFG Assurance
(10)	Insured by ACA Financial Guaranty Corp.
(11)	Insured by Radian Asset Assurance Inc.
CDA	Community Development Administration
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $1,408,314,000. Net unrealized gain aggregated $47,728,000 at period-end, of which $51,117,000 related to appreciated investments and $3,389,000 related to depreciated investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 97.3%
VIRGINIA 86.8%
Abingdon IDA, Johnston Memorial Hosp., 5.25%, 7/1/16	1,500	1,535
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/17	2,430	2,550
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/35	1,000	1,024
Alexandria, Consolidated Public Improvement, GO
5.50%, 6/15/19 (Prerefunded 6/15/10) (1)	2,230	2,357
Alexandria, Consolidated Public Improvement, GO
5.75%6/15/20 (Prerefunded 6/15/10) (1)	2,980	3,171
Alexandria, Consolidated Public Improvement, GO
4.50%, 6/15/13	150	155
Alexandria, GO, 5.00%, 6/15/22	1,915	2,043
Alexandria, GO, 5.00%, 6/15/23	2,915	3,107
Alexandria IDA, Episcopal High School, 5.00%, 1/1/29	3,690	3,829
Alexandria IDA, Episcopal High School, 5.00%, 1/1/33	4,600	4,760
Alexandria IDA, Episcopal High School, 5.875%, 1/1/23
(Prerefunded 1/1/09) (1)	1,250	1,301
Alexandria IDA, Episcopal High School, 6.00%, 1/1/17
(Prerefunded 1/1/09) (1)	1,060	1,105
Arlington County, GO, 5.00%, 5/15/25	4,355	4,601
Arlington County, Public Improvement, 5.00%, 2/1/21
(Prerefunded 2/1/12) (1)	1,415	1,483
Arlington County IDA, The Nature Conservancy, 5.40%, 7/1/17
(Prerefunded 7/1/07) (1)	1,815	1,854
Arlington County IDA, The Nature Conservancy, 5.45%, 7/1/27
(Prerefunded 7/1/07) (1)	1,610	1,644
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/15
(Prerefunded 7/1/11) (1)	1,465	1,564
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/16
(Prerefunded 7/1/11) (1)	4,555	4,863
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/17
(Prerefunded 7/1/11) (1)	820	875
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/18
(Prerefunded 7/1/11) (1)	1,000	1,068
Bedford County Economic Dev. Auth., 5.25%, 5/1/31 (2)	2,500	2,690
Bedford County IDA, Georgia-Pacific, 5.60%, 12/1/25 (3)	1,715	1,729
Bristol, Utility, 5.25%, 7/15/26 (2)	5,325	5,633
Bristol, Utility, 5.75%, 7/15/13 (4)(5)	1,045	1,148
Charles City County IDA, IDRB, Waste Management
4.875%, 2/1/09 (3)	3,350	3,377
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (3)	750	804
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25 (2)	2,400	2,779
Chesapeake Toll Road, 5.625%, 7/15/19	1,250	1,297
Chesapeake Toll Road, 5.625%, 7/15/32	1,500	1,551
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	500	535
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,500	1,599
Fairfax County Economic Dev. Auth., Goodwin House
5.125%, 10/1/37	1,500	1,523
Fairfax City, GO, 5.00%, 1/15/30	2,000	2,097
Fairfax County, COP, 6.10%, 4/15/32	3,055	3,379
Fairfax County Economic Dev. Auth., National Wildlife
Federation, 5.25%, 9/1/17 (2)	2,000	2,080
Fairfax County Economic Dev. Auth., Route 28 Transportation
5.00%, 4/1/33 (2)	2,000	2,082
Fairfax County Economic Dev. Auth., Smithsonian Institution
VRDN, 3.75%, 12/1/33	1,500	1,500
Fairfax County Economic Dev. Auth., Vienna II Metrorail
6.00%, 9/1/19 (Prerefunded 9/1/09) (1)	1,975	2,106
Fairfax County Economic Dev. Auth., Vienna II Metrorail
6.00%, 9/1/20 (Prerefunded 9/1/09) (1)	2,090	2,229
Fairfax County Water Auth., 5.00%, 4/1/30	9,850	10,337
Fairfax County Water Auth., 5.80%, 1/1/16 (4)	5,895	6,289
Fairfax County Water Auth., 6.00%, 4/1/15
(Prerefunded 4/1/10) (1)	1,140	1,216
Fredericksburg IDA, Medicorp Health, 5.00%, 8/15/07	1,730	1,734
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/16 (6)	3,350	3,419
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	1,040	1,064
Front Royal & Warren County IDA, 5.00%, 4/1/35 (5)	6,400	6,651
Giles County IDA, PCR, Celanese Americas / Hoechst Celanese
5.95%, 12/1/25 (3)	1,610	1,611
Giles County IDA, PCR, Celanese Americas / Hoechst Celanese
6.625%, 12/1/22 (3)	1,485	1,490
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (1)	4,585	4,918
Halifax County IDA, Old Dominion Electric Cooperative, 5.625%
6/1/28 (3)(6)	2,955	3,197
Halifax County IDA, Regional Long-Term Care, 5.625%, 7/1/12	1,585	1,585
Hampton IDA, Sentara Health, 5.375%, 11/1/15	5,300	5,379
Hanover County IDA, Bon Secours Health, 6.375%, 8/15/18 (2)	1,000	1,148
Hanover County IDA, Bon Secours Health, 6.50%, 8/15/10 (2)	1,300	1,398
Harrisonburg IDA, Rockingham Memorial Hospital, 4.50%
8/15/36 (6)	4,000	3,898
Harrisonburg IDA, Rockingham Memorial Hospital, 5.00%
8/15/46 (6)	4,000	4,139
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30	4,300	4,514
Henrico County Economic Dev. Auth., Henrico Jail
6.125%, 11/1/19	2,000	2,138
Henrico County Economic Dev. Auth., Virginia United Methodist
Homes, 6.70%, 6/1/27	2,000	2,131
Henrico County IDA, Bon Secours Health, 6.00%, 8/15/16 (2)	865	964
Henrico County IDA, Bon Secours Health, 6.25%, 8/15/20 (2)	1,750	2,091
Henrico County Water & Sewer, 5.00%, 5/1/36	5,000	5,245
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	2,000	2,010
Isle of Wight, GO, 5.00%, 7/1/23 (6)	1,670	1,751
James City & County Economic Dev. Auth., 5.00%, 6/15/23 (5)	4,785	5,072
James City & County IDA, Williamsburg Landing
6.125%, 3/1/32	2,000	2,109
James City & County, GO, 5.00%, 12/15/27	4,705	4,949
James City & County, Public Fac. Project, 5.00%, 6/15/26 (5)	2,000	2,111
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	2,295	2,409
Loudoun County, 5.25%, 1/1/18 (Prerefunded 1/1/10) (1)	2,525	2,636
Loudoun County, 5.25%, 5/1/21 (Prerefunded 5/1/12) (1)	1,755	1,863
Loudoun County, Public Improvement, 5.75%, 12/1/18
(Prerefunded 12/1/09) (1)	1,685	1,780
Loudoun County, Public Improvement, GO, 5.25%, 1/1/19
(Prerefunded 1/1/10) (1)	1,650	1,723
Loudoun County, Public Improvement, GO, 5.25%, 1/1/20
(Prerefunded 1/1/10) (1)	2,650	2,767
Loudoun County, Public Improvement, GO, 5.375%, 1/1/14
(Prerefunded 1/1/10) (1)	1,650	1,728
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	2,750	2,931
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32
(Prerefunded 6/1/12) (1)	1,250	1,381
Loudoun County Sanitation Auth., 4.50%, 1/1/32	5,000	4,956
Loudoun County Sanitation Auth., Water & Sewer
5.00%, 1/1/29	1,355	1,418
Lynchburg IDA, Westminster Canterbury, 5.00%, 7/1/31	500	502
New Port Community Dev. Auth., 5.60%, 9/1/36	1,000	1,045
Newport News, GO, 5.00%, 8/15/21 (Prerefunded 8/15/11) (1)	1,000	1,053
Newport News Economic Dev. Auth., GO, 5.25%, 1/15/21	1,335	1,447
Norfolk Airport Auth., 5.375%, 7/1/16 (7)	1,675	1,755
Norfolk Airport Auth., 5.375%, 7/1/16 (3)(7)	1,650	1,723
Norfolk Airport Auth., 5.375%, 7/1/17 (3)(7)	1,600	1,666
Norfolk Economic Dev. Auth., 5.625%, 11/1/15 (3)	450	453
Norfolk Economic Dev. Auth., 6.00%, 11/1/36 (3)	1,435	1,470
Norfolk Parking, 5.00%, 2/1/25 (2)	6,285	6,590
Orange County IDA, Public Fac., 5.00%, 2/1/25 (6)	1,750	1,826
Peninsula Airport Commission, Newport News, GO
5.25%, 7/15/12 (3)	1,200	1,249
Peninsula Airport Commission, Newport News, GO
5.375%, 7/15/15 (3)	1,080	1,144
Peninsula Airport Commission, Newport News, GO
5.50%, 7/15/21 (3)	1,385	1,464
Peninsula Ports Auth., 5.25%, 12/1/21	1,000	1,027
Peninsula Ports Auth., Baptist Homes, 5.375%, 12/1/26	1,000	1,033
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	1,000	1,031
Pocahontas Parkway Assoc., 5.50%, 8/15/28
(Prerefunded 8/15/08) (1)	750	780
Pocahontas Parkway Assoc., Zero Coupon, 8/15/09
(Prerefunded 8/15/08) (1)	1,000	921
Pocahontas Parkway Assoc., Zero Coupon, 8/15/11
(Prerefunded 8/15/08) (1)	1,700	1,397
Pocahontas Parkway Assoc., Zero Coupon, 8/15/18
(Prerefunded 8/15/08) (1)	1,550	832
Portsmouth, GO, 5.00%, 4/1/26 (2)	3,535	3,717
Portsmouth, GO, 5.00%, 4/1/27 (2)	3,460	3,634
Powhatan County Economic Dev. Auth., 5.25%, 7/15/25 (6)	1,525	1,612
Prince William County, 5.25%, 12/1/16	500	529
Prince William County IDA, Potomac Hosp., 5.20%, 10/1/30	1,545	1,594
Prince William County IDA, Potomac Hosp., 5.50%, 10/1/20	1,120	1,191
Prince William County Park Auth., Park Improvement
5.875%, 10/15/19	4,135	4,318
Prince William County Service Auth., Water & Sewer
5.00%, 7/1/21	3,110	3,288
Richmond, GO, 5.50%, 1/15/16 (5)	5,000	5,316
Richmond, GO, 5.50%, 1/15/18 (5)	1,000	1,060
Richmond Metropolitan Auth., 5.25%, 7/15/22 (7)	5,610	6,251
Richmond Metropolitan Auth., 5.25%, 7/15/22 (7)	3,000	3,343
Richmond Public Utilities, 5.00%, 1/15/27 (5)	2,000	2,094
Richmond Public Utilities, 5.00%, 1/15/35 (5)	4,000	4,175
Richmond Public Utilities Revenue, 4.50%, 1/15/21 (5)	1,000	1,012
Richmond Public Utilities Revenue, 4.50%, 1/15/22 (5)	5,000	5,035
Richmond Public Utilities Revenue, GO, 4.50%, 1/15/33 (5)	13,645	13,501
Roanoke, Public Improvement, GO, 6.00%, 10/1/17
(Prerefunded 10/1/09) (1)	500	534
Roanoke, Public Improvement, GO, 6.00%, 10/1/19
(Prerefunded 10/1/09) (1)	4,810	5,138
Roanoke IDA, Carilion Health, 5.50%, 7/1/20 (2)	2,000	2,118
Roanoke IDA, Carilion Health, 5.50%, 7/1/21 (2)	1,670	1,769
Roanoke IDA, Carilion Health, 5.75%, 7/1/13 (2)	2,375	2,561
Roanoke IDA, Carilion Health, 6.125%, 7/1/17 (2)(4)	7,205	8,259
Salem, Public Improvement, GO, 4.50%, 1/1/27	1,300	1,295
Salem, Public Improvement, GO, 5.00%, 1/1/21	1,070	1,140
Southhampton County IDA, 5.00%, 4/1/25 (8)	4,000	4,174
Spotsylvania County, GO, 5.00%, 1/15/27 (5)	5,135	5,422
Spotsylvania County, Water & Sewer, 5.00%, 6/1/24 (5)	2,575	2,710
Spotsylvania County, Water & Sewer, 5.00%, 6/1/35 (5)	5,000	5,197
Spotsylvania County IDA, School Fac., 5.00%, 8/1/28 (6)	2,500	2,598
Staunton, GO, 6.25%, 2/1/25 (Prerefunded 2/1/14) (1) (6)	1,000	1,136
Tobacco Settlement Fin. Corporation, 5.00%, 6/1/47	1,500	1,466
Tobacco Settlement Fin. Corporation, 5.625%, 6/1/37
(Prerefunded 6/1/15) (1)	1,000	1,106
Univ. of Virginia, 5.00%, 6/1/27	3,000	3,120
Univ. of Virginia, 5.00%, 6/1/37	3,000	3,143
Univ. of Virginia, 5.25%, 6/1/13	3,880	4,026
Univ. of Virginia, VRDN, 3.77%, 6/1/34	2,050	2,050
Upper Occoquan Sewage Auth., Sewage, 5.00%, 7/1/24 (5)	3,000	3,159
Virginia, GO, 5.00%, 6/1/14 (Prerefunded 6/1/11) (1)	1,000	1,043
Virginia, Transportation Revenue, 5.00%, 5/15/24	1,030	1,089
Virginia, Transportation Revenue, 5.00%, 5/15/25	3,740	3,950
Virginia Beach Dev. Auth., Sentara Health, 5.25%, 11/1/14	500	513
Virginia Beach Dev. Auth., Sentara Health, 6.00%, 2/15/10 (6)	2,000	2,105
Virginia Beach Dev. Auth., Westminster-Canterbury of Hampton
Roads, 7.25%, 11/1/32 (Prerefunded 11/1/09) (1)	1,500	1,645
Virginia Beach Water & Sewer, 5.00%, 10/1/21	1,910	1,992
Virginia Beach Water & Sewer, 5.00%, 10/1/30	3,980	4,167
Virginia College Building Auth., 5.00%, 9/1/24	3,290	3,467
Virginia College Building Auth., 5.50%, 2/1/13	1,000	1,068
Virginia College Building Auth., 5.50%, 9/1/15
(Prerefunded 9/1/10) (1)	1,055	1,108
Virginia College Building Auth., 21st Century College
5.00%, 2/1/22	1,500	1,596
Virginia College Building Auth., 21st Century College
5.00%, 2/1/25	4,090	4,291
Virginia College Building Auth., Univ. of Richmond, VRDN
3.90%, 11/1/36	2,000	2,000
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/09	1,210	1,233
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/10	750	772
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/24	600	638
Virginia College Building Auth., Washington & Lee Univ.
5.75%, 1/1/34	5,000	6,123
Virginia HDA, 4.75%, 7/1/22 (3)	1,125	1,126
Virginia HDA, 4.90%, 1/1/33 (3)	5,000	5,010
Virginia HDA, Multi-Family, 4.75%, 11/1/38 (3)	5,225	5,083
Virginia HDA, Multi-Family, 5.05%, 10/1/10 (3)	400	412
Virginia HDA, Multi-Family, 5.45%, 2/1/12 (3)	1,150	1,178
Virginia HDA, Multi-Family, 5.50%, 2/1/13 (3)	1,175	1,204
Virginia HDA, Multi-Family, 5.50%, 5/1/13 (3)	1,000	1,025
Virginia HDA, Multi-Family, 5.60%, 11/1/18	5,160	5,296
Virginia HDA, Multi-Family, 5.60%, 3/1/25 (2)(3)	4,245	4,358
Virginia HDA, Multi-Family, 5.75%, 4/1/15	980	1,017
Virginia HDA, Single Family, 4.30%, 7/1/08 (2)	2,735	2,747
Virginia HDA, Single Family, 4.80%, 7/1/23 (3)	5,000	4,994
Virginia HDA, Single Family, VRDN, 3.88%, 1/1/17 (3)	1,000	1,000
Virginia HDA, Single Family, VRDN, 3.88%, 7/1/17 (3)	500	500
Virginia HDA, Single-Family, 4.80%, 7/1/29 (3)	5,000	4,966
Virginia Polytechnic Institute & State Univ., Athletic Fac.
5.125%, 6/1/22 (6)	2,205	2,362
Virginia Polytechnic Institute & State Univ., Athletic Fac.
5.125%, 6/1/23 (6)	2,320	2,473
Virginia Port Auth., 4.75%, 7/1/31 (3)(7)	3,950	3,975
Virginia Port Auth., 5.25%, 7/1/18 (2)(3)	1,665	1,763
Virginia Port Auth., Resolution, 5.00%, 7/1/20 (3)	1,960	2,028
Virginia Public School Auth., 5.00%, 8/1/17
(Prerefunded 8/1/09) (1)(2)	1,000	1,034
Virginia Resources Auth., Clean Water, 5.00%, 10/1/23	1,250	1,314
Virginia Resources Auth., Clean Water, 5.625%, 10/1/22
(Prerefunded 10/1/10) (1)	1,450	1,531
Virginia Resources Auth., Hopewell Wastewater
5.75% 10/1/21 (3)	1,335	1,413
Virginia Transportation Board, 5.70%, 5/15/19
(Prerefunded 5/15/09) (1)	1,000	1,046
Western Regional Jail Auth., 4.50%, 6/1/34 (2)	5,000	4,923
Winchester, Public Improvement, GO, 5.00%, 12/1/25 (2)	250	265
Winchester IDA, Valley Health, 5.125%, 1/1/31	10,000	10,387
Winchester IDA, Valley Health, 5.50%, 1/1/10 (6)	1,500	1,502
York County, Sewer, 5.00%, 6/1/29 (6)	1,100	1,158
York County, Sewer, 5.875%, 6/1/24 (Prerefunded 6/1/09) (1)	1,000	1,050
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	1,500	1,517
		477,833
PUERTO RICO 5.4%
Gov't. Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/08	1,500	1,524
Puerto Rico, GO, 5.25%, 7/1/32	5,100	5,382
Puerto Rico Electric Power Auth., 5.00%, 7/1/29 (8)	1,690	1,817
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (2)	2,500	2,789
Puerto Rico Electric Power Auth., 4.108%, 7/1/29 (5)	2,500	2,499
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/33 (2)	3,000	3,111
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (5)	2,000	2,211
Puerto Rico Highway & Transportation Auth., 6.00%, 7/1/31
(Prerefunded 7/1/10) (1)	1,000	1,072
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14 (4)	1,390	1,590
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14	110	124
Puerto Rico Highway & Transportation Auth., 6.50%, 7/1/27
(Prerefunded 7/1/10) (1)	2,470	2,685
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (4)	5,000	5,319
		30,123
DISTRICT OF COLUMBIA 4.5%
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/24 (7)	2,070	2,177
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/34 (3)(5)	6,180	6,363
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/32 (3)(7)	2,500	2,597
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/32 (Prerefunded 10/1/12) (1) (7)	1,565	1,667
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/27 (2)(3)	4,230	4,477
Metropolitan Washington D.C. Airports Auth.
5.75%, 10/1/19 (3)(7)	5,040	5,407
Washington Metro Area Transit Auth., 5.00%, 7/1/11 (2)	2,000	2,091
		24,779
GUAM 0.4%
Guam Gov't. Waterworks Auth., 5.50%, 7/1/16	1,000	1,056
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,089
		2,145
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (3)	1,000	1,090
		1,090
Total Municipal Securities (Cost $522,643)		535,970
Total Investments in Securities
97.3% of Net Assets (Cost $522,643)		$535,970

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Escrowed to maturity
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by Financial Guaranty Insurance Company
(8)	Insured by CIFG Assurance
COP	Certificate of Participation
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $522,273,000. Net unrealized gain aggregated $13,696,000 at period-end, of which $15,060,000 related to appreciated investments and $1,364,000 related to depreciated investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.7%
NEW JERSEY 90.0%
Bayonne Redev. Agency, Royal Caribbean Cruises
5.375%, 11/1/35 (1)	2,000	2,074
Bergen County Improvement Auth., GO, 5.00%, 9/1/29	1,490	1,572
Bordentown Sewage Auth., 5.50%, 12/1/25 (2)	1,300	1,365
Burlington County Bridge Commission, GO, 5.00%, 8/15/18 (3)	1,000	1,079
Burlington County Bridge Commission, GO, 5.25%, 8/15/19	825	879
Cape May, PCR, Atlantic City Electric, 6.80%, 3/1/21 (3)	1,520	1,924
City of Bayonne, GO, BAN, 5.00%, 10/26/07	1,500	1,505
Egg Harbor Township School Dist., 5.00%, 7/15/16
(Prerefunded 7/15/11) (2)(4)	1,000	1,052
Essex County Improvement Auth., Corrections Fac., GO
5.75%, 10/1/30 (Prerefunded 10/1/10) (2)(4)	1,500	1,590
Essex County Improvement Auth., GO, 5.125%, 10/1/19 (3)	1,500	1,601
Gloucester County Improvement Auth., IDRB
Waste Management, 6.85%, 12/1/29 (Tender 12/1/09)	1,100	1,169
Highland Park Board of Ed., GO, 5.00%, 2/15/25 (5)	1,725	1,842
Hopewell Valley Regional School Dist., GO, 5.00%, 8/15/15 (2)	2,000	2,068
Hudson County Improvement Auth., GO, 5.00%, 4/1/25 (6)	2,000	2,093
Hudson County Improvement Auth., Union City, 5.20%, 7/15/24
(Prefunded 7/15/11) (2)(4)	2,000	2,077
Mercer County Improvement Auth., School Dist., GO
5.25%, 1/15/23 (2)	1,460	1,541
Mercer County Improvement Auth., Solid Waste, GO
5.75%, 9/15/16	2,000	2,051
Middlesex County Improvement Auth., Golf Course, GO
5.25%, 6/1/20	1,310	1,406
Middlesex County Improvement Auth., Improvement Auth., GO
5.25%, 9/15/20	1,500	1,596
Middlesex County Improvement Auth., North Brunswick
Township, 5.00%, 10/1/12 (2)	1,130	1,192
Middlesex County Improvement Auth., Student Housing Urban
Renewal, 5.00%, 8/15/18	250	260
Middlesex County Improvement Auth., Student Housing Urban
Renewal, 5.00%, 8/15/35	1,305	1,340
Middlesex County Utilities Auth., VR, 8.634%, 8/15/10	365	380
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	500	539
Morris County, 5.25%, 11/15/20 (Prerefunded 11/15/09) (4)	725	751
Morris-Union Jointure Commission, COP, 5.00%, 5/1/27 (7)	1,000	1,033
New Brunswick Parking Auth., 5.00%, 9/1/34 (3)	1,000	1,036
New Jersey, 5.50%, 5/1/17 (Prerefunded 5/1/10) (4)	1,000	1,046
New Jersey Building Auth., 5.375%, 6/15/19
(Prerefunded 6/15/09) (4)	3,000	3,095
New Jersey Economic Dev. Auth., VRDN, 3.86%, 9/1/31	4,450	4,450
New Jersey Economic Dev. Auth., American Water
6.875%, 11/1/34 (1)(2)	1,000	1,012
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/34	2,000	2,137
New Jersey Economic Dev. Auth., Ed. Testing Service
4.75%, 5/15/25 (3)	1,950	1,963
New Jersey Economic Dev. Auth., Exxon Mobil
VRDN, 3.61%, 4/1/22	800	800
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	375	382
New Jersey Economic Dev. Auth., Harrogate, 5.65%, 12/1/08	400	405
New Jersey Economic Dev. Auth., Harrogate, 5.75%, 12/1/16	500	511
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	1,000	1,023
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
5.75%, 10/1/21	250	275
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
Zero Coupon, 4/1/10 (8)	1,025	920
New Jersey Economic Dev. Auth., Keswick Pines, 5.70%, 1/1/18	500	506
New Jersey Economic Dev. Auth., Keswick Pines, 5.75%, 1/1/24	850	862
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/21 (3)	2,285	2,402
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/24	1,500	1,559
New Jersey Economic Dev. Auth., Lions Gate, 5.75%, 1/1/25	710	729
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	230	237
New Jersey Economic Dev. Auth., Masonic Charity Foundation
5.50%, 6/1/31	1,000	1,057
New Jersey Economic Dev. Auth., Masonic Charity Foundation
6.00%, 6/1/25	1,000	1,085
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/26 (3)	1,000	1,126
New Jersey Economic Dev. Auth., Presbyterian Homes at
Montgomery, 6.375%, 11/1/31	800	846
New Jersey Economic Dev. Auth., Saint Barnabas Health Care
Zero Coupon, 7/1/16 (3)	3,500	2,405
New Jersey Economic Dev. Auth., School Fac. Construction
5.00%, 9/1/36	3,000	3,138
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	4,500	4,736
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 9/1/17	1,445	1,557
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/36	1,500	1,516
New Jersey Economic Dev. Auth., Seashore Gardens
5.00%, 11/1/16	700	697
New Jersey Economic Dev. Auth., Seashore Gardens
5.30%, 11/1/26	650	656
New Jersey Economic Dev. Auth., Seashore Gardens
5.375%, 11/1/36	1,000	1,016
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/17	1,055	1,068
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/22	985	998
New Jersey Economic Dev. Auth., The Seeing Eye
5.00%, 12/1/24 (6)	3,340	3,508
New Jersey Economic Dev. Auth., The Seeing Eye
6.20%, 12/1/24 (Prerefunded 12/1/09) (4)	1,000	1,072
New Jersey Economic Dev. Auth., Winchester Gardens at Ward
Homestead, 5.80%, 11/1/31	660	708
New Jersey Economic Dev. Auth., IDRB, Continental Airlines
6.25%, 9/15/19 (1)	1,000	1,034
New Jersey EFA, 5.00%, 9/1/19 (Prerefunded 9/1/10) (4)(5)	1,000	1,036
New Jersey EFA, 5.00%, 7/1/25 (Prerefunded 7/1/11) (4)(6)	600	626
New Jersey EFA, 5.375%, 7/1/17 (2)	1,330	1,412
New Jersey EFA, Georgian Court College, 6.50%, 7/1/33	500	555
New Jersey EFA, Monmouth Univ., 5.25%, 7/1/09	480	489
New Jersey EFA, Monmouth Univ., 5.60%, 7/1/12	450	459
New Jersey EFA, Princeton Univ., 5.00%, 7/1/30	1,000	1,053
New Jersey EFA, Princeton Univ., VRDN, 3.90%, 7/1/21	2,500	2,500
New Jersey EFA, Public Library Grant, 5.00%, 9/1/22 (6)	1,000	1,039
New Jersey EFA, Rider Univ., 5.50%, 7/1/23 (7)	1,000	1,076
New Jersey EFA, Rowan Univ., 5.00%, 7/1/17 (2)	2,540	2,747
New Jersey EFA, Rowan Univ., 5.125%, 7/1/30
(Prerefunded 7/1/13) (2)(4)	1,000	1,067
New Jersey EFA, Rowan Univ., 5.25%, 7/1/22
(Prerefunded 7/1/12) (2)(4)	1,175	1,250
New Jersey EFA, Stevens Institute of Technology, 5.00%, 7/1/12	250	255
New Jersey EFA, Stevens Institute of Technology
5.375%, 7/1/11	585	598
New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/20
(Prerefunded 9/1/12) (4)	1,500	1,578
New Jersey HFFA, Atlantic City Medical Center, 5.00%, 7/1/27	1,570	1,614
New Jersey HFFA, Atlantic City Medical Center, 5.75%, 7/1/25	2,000	2,123
New Jersey HFFA, Catholic Healthcare East, 4.385%, 11/15/33	1,000	999
New Jersey HFFA, Hackensack Univ. Medical Center
6.00%, 1/1/34	1,750	1,837
New Jersey HFFA, Hunterdon Medical Center, 5.125%, 7/1/35	250	258
New Jersey HFFA, Kennedy Health, 5.50%, 7/1/21	1,000	1,042
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	750	672
New Jersey HFFA, Robert Wood Johnson Health Care Corp. at
Hamilton, 5.00%, 7/1/25 (7)	3,485	3,614
New Jersey HFFA, Robert Wood Johnson Univ. Hosp.
5.75%, 7/1/25	1,500	1,579
New Jersey HFFA, Saint Barnabas Healthcare
Zero Coupon, 7/1/31	525	144
New Jersey HFFA, Saint Peters Univ. Hosp., 6.875%, 7/1/30	1,000	1,078
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/33	2,000	2,063
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21
(Prerefunded 7/1/12) (4)	2,250	2,440
New Jersey HFFA, Trinitas Hosp., 5.25%, 7/1/30	1,000	1,020
New Jersey HFFA, Trinitas Hosp., 6.00%, 7/1/14	750	766
New Jersey HFFA, Trinitas Hosp., 6.00%, 7/1/20	570	582
New Jersey Higher Ed. Student Assistance Auth.
5.80%, 6/1/16 (1)(3)	530	534
New Jersey Higher Ed. Student Assistance Auth.
6.00%, 6/1/15 (1)(3)	990	1,017
New Jersey Highway Auth., Garden State Parkway
5.75%, 1/1/13 (Prerefunded 1/1/10) (4)	2,000	2,113
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.50%, 5/1/22 (1)(5)	420	432
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (5)	655	674
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.70%, 5/1/20 (5)	450	467
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
6.25%, 11/1/26 (5)	465	482
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
VRDN, 3.78%, 5/1/28 (1)(5)	1,955	1,955
New Jersey Housing & Mortgage Fin. Agency, Single Family
4.70%, 10/1/37 (1)	2,000	1,936
New Jersey Transit Corp., 5.50%, 2/1/08 (6)	3,000	3,035
New Jersey Transportation Trust Fund Auth., 5.125%, 6/15/15
(Prerefunded 6/15/09) (4)	1,635	1,679
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/11 (3)	2,000	2,115
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/19
(Prerefunded 12/15/11) (3)(4)	1,250	1,361
New Jersey Transportation Trust Fund Auth.
Zero Coupon, 12/15/29 (5)	6,000	2,153
New Jersey Turnpike Auth., 5.00%, 1/1/21 (5)	2,000	2,106
New Jersey Turnpike Auth., 5.00%, 1/1/25 (5)	2,500	2,622
New Jersey Turnpike Auth., 5.00%, 1/1/27 (2)	700	727
New Jersey Turnpike Auth., 5.00%, 1/1/35 (5)	2,000	2,088
New Jersey Turnpike Auth., 5.50%, 1/1/25
(Prerefunded 1/1/10) (3)(4)	1,025	1,067
North Hudson Sewage Auth., 5.25%, 8/1/18 (2)	2,000	2,112
North Hudson Sewage Auth., Zero Coupon, 8/1/20 (3)	2,350	1,335
Ocean County, 5.35%, 12/1/17 (Prerefunded 12/1/09) (4)	1,695	1,775
Ocean County, General Improvement, 5.125%, 9/1/18
(Prerefunded 9/1/10) (4)	1,590	1,667
Port Auth. of New York & New Jersey, 5.00%, 8/1/15 (1)	2,000	2,043
Port Auth. of New York & New Jersey, 5.00%, 12/1/20 (1)(5)	1,535	1,616
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	3,000	3,163
Port Auth. of New York & New Jersey, 5.00%, 7/15/26 (1)(5)	1,905	1,987
Port Auth. of New York & New Jersey, 5.125%, 1/15/36 (1)	1,000	1,016
Port Auth. of New York & New Jersey, VRDN, 3.85%, 6/1/20	1,100	1,100
Salem County Pollution Control Fin. Auth., PCR, PSEG Power
5.75%, 4/1/31 (1)	1,700	1,809
South Brunswick Township Board of Ed., GO, 5.00%, 8/1/14 (2)	1,000	1,067
Tobacco Settlement Fin. Corp., Tobacco Industry
4.50%, 6/1/23	2,325	2,273
Tobacco Settlement Fin. Corp., Tobacco Industry
5.00%, 6/1/41	1,000	975
Tobacco Settlement Fin. Corp., Tobacco Industry
5.75%, 6/1/32 (Prerefunded 6/1/12) (4)	220	235
Tobacco Settlement Fin. Corp., Tobacco Industry
6.00%, 6/1/37 (Prerefunded 6/1/12) (4)	3,410	3,732
Tobacco Settlement Fin. Corp., Tobacco Industry
6.75%, 6/1/39 (Prerefunded 6/1/13) (4)	1,390	1,598
Tobacco Settlement Fin. Corp., Tobacco Industry
7.00%, 6/1/41 (Prerefunded 6/1/13) (4)	150	174
Univ. of Medicine & Dentistry, 5.00%, 12/1/31 (6)	1,000	1,038
Univ. of Medicine & Dentistry, COP, 5.00%, 6/15/36 (3)	2,000	2,081
Wanaque Valley Regional Sewage Auth., GO, 5.75%, 9/1/18 (6)	3,115	3,454
Winslow Township Board of Ed., 5.20%, 8/1/16
(Prerefunded 8/1/09) (2)(4)	2,010	2,070
		196,006
PUERTO RICO 7.1%
Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26
(Prerefunded 7/1/10) (4)	1,500	1,598
Children's Trust Fund, Tobacco Settlement
Zero Coupon, 5/15/55	5,000	187
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/17	1,400	1,476
Puerto Rico, 5.00%, 7/1/27 (Prerefunded 7/1/12) (4)	1,400	1,475
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/27	2,000	2,121
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	1,500	1,586
Puerto Rico Electric Power Auth., 5.00%, 7/1/26 (9)	1,000	1,047
Puerto Rico Electric Power Auth., 5.00%, 7/1/28 (2)	2,300	2,406
Puerto Rico Electric Power Auth., VR, 4.108%, 7/1/29 (5)	2,000	1,999
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36
(Prerefunded 6/1/16) (4)	500	541
Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24	1,000	1,077
		15,513
DELAWARE 1.7%
Delaware River & Bay Auth., 5.00%, 1/1/27 (3)	1,500	1,573
Delaware River & Bay Auth., 5.50%, 1/1/15
(Prerefunded 1/1/10) (4)(6)	500	525
Delaware River & Bay Auth., 5.50%, 1/1/16
(Prerefunded 1/1/10) (4)(6)	500	525
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,140	1,175
		3,798
GUAM 0.5%
Guam Gov't. Waterworks Auth., 5.00%, 7/1/12	1,000	1,015
		1,015
VIRGIN ISLANDS 0.4%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (1)	250	270
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (1)	500	545
		815
Total Municipal Securities (Cost $209,954)		217,147
Total Investments in Securities
99.7% of Net Assets (Cost $209,954)		$217,147

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	Insured by Financial Guaranty Insurance Company
(3)	Insured by MBIA Insurance Corp.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by Radian Asset Assurance Inc.
(8)	Escrowed to maturity
(9)	Insured by XL Capital Assurance Inc.
BAN	Bond Anticipation Note
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFFA	Health Facility Financing Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VR	Variable Rate; rate shown is effective rate at period
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an intergral part of this Portfolio of Investments.

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes, by investing primarily in investment-grade New Jersey municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $209,817,000. Net unrealized gain aggregated $7,330,000 at period-end, of which $7,684,000 related to appreciated investments and $354,000 related to depreciated investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 99.1%
MARYLAND 87.2%
Anne Arundel County, Special Obligation, 7.10%, 7/1/29
(Prerefunded 7/1/09) (1)	2,745	2,972
Baltimore City, GO, 7.00%, 10/15/10 (2)	1,365	1,500
Baltimore County, Consolidated Public Improvement, GO
5.00%, 8/1/09	2,280	2,341
Baltimore County, Maryvale Preparatory School, 6.50%, 5/1/08	200	201
Baltimore County, Pension Funding, GO, 4.50%, 6/1/09	1,325	1,345
Calvert County, Consolidated Public Improvement, GO
5.00%, 7/15/11	2,310	2,414
Charles County, Consolidated Public Improvement, GO
5.00%, 3/1/10	5,000	5,159
Frederick, GO, 5.00%, 8/1/09 (2)	2,475	2,538
Frederick County, GO, 5.00%, 12/1/10	2,495	2,595
Frederick County, Public Fac., GO, 5.00%, 12/1/11	1,575	1,653
Harford County, Consolidated Public Improvement, GO
5.00%, 12/1/10	2,765	2,874
Howard County, Vantage House, 5.00%, 4/1/11	600	608
Howard County, Vantage House, 5.00%, 4/1/12	600	610
Maryland, GO, 5.00%, 8/1/09	4,000	4,106
Maryland, GO, VRDN, 3.82%, 8/15/11	4,000	4,000
Maryland, State & Local Fac., GO, 5.50%, 8/1/09	2,950	3,059
Maryland CDA, Multi-Family, 3.90%, 9/1/10 (3)	1,190	1,188
Maryland CDA, Multi-Family, 3.95%, 9/1/11 (3)	1,380	1,374
Maryland CDA, Residential, 3.65%, 9/1/10	1,000	994
Maryland CDA, Residential, 4.10%, 9/1/11 (3)	1,380	1,380
Maryland CDA, Residential, 4.10%, 9/1/13 (3)	1,500	1,490
Maryland CDA, Residential, 4.30%, 9/1/13 (3)	1,605	1,609
Maryland DOT, 5.00%, 5/15/09	1,580	1,618
Maryland DOT, 5.00%, 5/15/10	1,645	1,701
Maryland DOT, 5.00%, 3/1/12	5,000	5,249
Maryland Economic Dev. Corp., Associated Jewish Charities
5.50%, 7/15/07 (4)	400	401
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
4.75%, 12/1/11	1,750	1,752
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (1)	2,000	2,202
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Housing, 5.00%, 6/1/09 (5)	1,150	1,177
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Housing, 5.00%, 6/1/10 (5)	1,995	2,062
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/12	1,440	1,469
Maryland HHEFA, Board of Child Care, 4.00%, 7/1/07	500	500
Maryland HHEFA, Calvert Memorial Hosp., 4.75%, 7/1/09	275	280
Maryland HHEFA, Carnegie Institute, VRDN, 3.77%, 10/1/37	500	500
Maryland HHEFA, Carroll Hosp. Center, 4.40%, 7/1/09	515	519
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/20
(Prerefunded 4/1/09) (1)	80	84
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	10	11
Maryland HHEFA, Frederick Memorial Hosp.
5.25%, 7/1/13 (4)(6)	1,875	1,964
Maryland HHEFA, Ingleside at King Farm Presbyterian
Community, 5.00%, 1/1/17	500	502
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/09	3,605	3,766
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/10	430	457
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/09	2,345	2,397
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/10	1,565	1,609
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/11	500	518
Maryland HHEFA, Mercy Ridge, 5.00%, 7/1/13	150	156
Maryland HHEFA, Mercy Ridge, 5.00%, 7/1/16	140	146
Maryland HHEFA, Mercy Ridge Retirement Community
5.00%, 4/1/08	2,000	2,019
Maryland HHEFA, Suburban Hosp., 5.00%, 7/1/09	1,225	1,252
Maryland HHEFA, Univ. of Maryland Medical, 6.75%, 7/1/30
(Prerefunded 7/1/10) (1)	6,315	6,900
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/12 (2)	525	552
Maryland Ind. Dev. Fin. Auth., Sheppard & Enoch Pratt
Foundation, 4.25%, 12/31/11	1,115	1,109
Montgomery County, Consolidated Public Improvement
5.00%, 5/1/19 (Prerefunded 5/1/09) (1)	500	517
Montgomery County, Consolidated Public Improvement, GO
5.00%, 2/1/09	2,240	2,286
Montgomery County, GO, 5.00%, 11/1/09	2,260	2,327
Montgomery County, GO, 5.00%, 7/1/10	5,480	5,678
Northeast Maryland Waste Disposal Auth., Harford County
5.25%, 3/15/14 (3)(7)	250	260
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.25%, 4/1/09 (3)(7)	6,500	6,652
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.25%, 3/15/11 (3)(7)	325	339
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 6.00%, 7/1/07 (3)	1,365	1,367
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 6.00%, 7/1/08 (3)	1,145	1,164
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., Solid Waste, 5.50%, 4/1/11 (3)(7)	500	526
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 4.75%, 1/1/12 (3)	265	267
Prince Georges County, GO, 5.00%, 9/15/11	1,100	1,152
Prince Georges County, GO, 5.25%, 10/1/10	2,420	2,531
Prince Georges County Solid Waste Management
5.00%, 6/15/10 (2)	3,025	3,129
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/09	2,475	2,530
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/11	1,785	1,860
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/13	550	582
Washington Suburban Sanitary Dist., General Construction, GO
5.00%, 6/1/09	3,000	3,074
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/08	1,905	1,930
		127,053
PUERTO RICO 8.8%
Gov't. Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/08	1,200	1,220
Puerto Rico, Public Improvement, GO, 5.50%, 7/1/11 (6)	3,070	3,264
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/26
(Tender 7/1/10) (8)	5,000	5,170
Puerto Rico Public Fin. Corp., 5.25%, 8/1/31
(Tender 2/1/12) (6)	3,000	3,163
		12,817
VIRGIN ISLANDS 1.6%
Virgin Islands PFA, 5.00%, 10/1/07	1,050	1,054
Virgin Islands PFA, 5.00%, 10/1/08	1,000	1,015
Virgin Islands PFA, 5.00%, 10/1/10	250	258
		2,327
GUAM 0.8%
Guam Gov't. Waterworks Auth., 5.00%, 7/1/08	600	602
Guam Gov't. Waterworks Auth., 5.00%, 7/1/09	600	605
		1,207
DISTRICT OF COLUMBIA 0.7%
Washington Metropolitan Area Transit Auth., 6.00%, 7/1/09 (6)	1,000	1,045
		1,045
Total Municipal Securities (Cost $145,072)		144,449
Total Investments in Securities
99.1% of Net Assets (Cost $145,072)		$144,449

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Escrowed to maturity
(5)	Insured by CIFG Assurance
(6)	Insured by Financial Guaranty Insurance Company
(7)	Insured by AMBAC Assurance Corp.
(8)	Insured by Financial Security Assurance Inc.
CDA	Community Development Administration
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $145,072,000. Net unrealized loss aggregated $623,000 at period-end, of which $82,000 related to appreciated investments and $705,000 related to depreciated investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.1%
GEORGIA 91.8%
Albany, Sewage, 5.00%, 7/1/17 (1)	1,000	1,078
Alpharetta, GO, 5.00%, 5/1/25	1,000	1,060
Alpharetta, Public Improvement, GO, 5.00%, 5/1/23	1,125	1,196
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.25%, 5/15/19	500	514
Assoc. County Commissioners of Georgia Leasing, Jackson
County, COP, 5.25%, 4/1/24 (2)	1,000	1,073
Athens - Clarke County Residential Care Fac., Wesley Woods of
Athens, 6.375%, 10/1/27	600	440
Atlanta, Eastside Project, 5.60%, 1/1/30	500	517
Atlanta, GO, 5.00%, 12/1/12	965	982
Atlanta, Princeton Lakes, 5.50%, 1/1/31	500	509
Atlanta & Fulton County Recreation Auth., 5.75%, 12/1/18
(Prerefunded 12/1/10) (3)(4)	1,500	1,607
Atlanta Airport, 5.00%, 1/1/30 (1)	1,500	1,557
Atlanta Airport, 5.00%, 1/1/34 (1)	2,000	2,073
Atlanta Airport, 5.60%, 1/1/30 (Prerefunded 1/1/10) (3)(5)	1,895	1,994
Atlanta Airport, 6.25%, 1/1/14 (5)(6)	1,000	1,057
Atlanta Airport, VRDN, 3.82%, 1/1/33 (1)	1,000	1,000
Atlanta Airport, Zero Coupon, 1/1/10 (6)(7)	875	763
Atlanta Downtown Dev. Auth., 5.00%, 12/1/31 (7)	1,000	1,046
Atlanta Public Safety & Judicial Facs., GO, 5.00%, 12/1/26 (1)	500	526
Atlanta Water & Sewer, 5.00%, 11/1/43 (1)	2,255	2,330
Augusta Airport, 5.45%, 1/1/31 (6)	900	943
Augusta Water & Sewer, 5.00%, 10/1/27 (1)	1,000	1,035
Augusta Water & Sewer, 5.25%, 10/1/34 (1)	1,000	1,066
Barrow County, GO, 5.00%, 10/1/26 (5)	1,100	1,157
Cartersville Dev. Auth., IDRB, Anheuser-Busch
5.10%, 2/1/12 (6)	450	466
Cartersville Dev. Auth., PCR, Anheuser-Busch
7.40%, 11/1/10 (6)	360	396
Chatham County Hosp. Auth., Memorial Health Univ.
Medical Center, 5.50%, 1/1/34	1,000	1,041
Chatham County Hosp. Auth., Memorial Health Univ.
Medical Center, 5.75%, 1/1/29	1,000	1,064
Chatham County Hosp. Auth., Memorial Health Univ.
Medical Center, 6.125%, 1/1/24	1,230	1,310
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (7)	1,000	1,134
City of Savannah, Savannah Airport Commission
5.25%, 1/1/17 (1)	1,000	1,039
Clarke County Hosp. Auth., Athens Regional, GO
5.00%, 1/1/27 (7)	1,000	1,049
Clarke County Hosp. Auth., Athens Regional, GO
5.00%, 1/1/32 (7)	1,000	1,046
Clayton County Water Auth., 5.00%, 5/1/20	1,000	1,055
Clayton County Water Auth., 6.25%, 5/1/16
(Prerefunded 5/1/10) (3)	1,000	1,074
Cobb County Dev. Auth., Waste Management, 5.00%, 4/1/33 (6)	1,000	1,005
Cobb County Hosp. Auth., Wellstar Health, 5.25%, 4/1/23 (4)	1,000	1,071
Cobb-Marietta Water Auth., 5.25%, 11/1/21	1,000	1,075
Columbia County, Courthouse/Detention Center
5.625%, 2/1/20 (Prerefunded 2/1/10) (3)	1,250	1,290
Columbia County, GO, 5.00%, 1/1/19 (1)	1,150	1,231
Columbia County Water & Sewer, 5.00%, 6/1/24 (1)	1,000	1,046
Columbia County Water & Sewer, 6.25%, 6/1/18
(Prerefunded 6/1/10) (3)(5)	1,000	1,068
Columbus Water & Sewer, 5.00%, 5/1/18 (7)	1,000	1,056
Columbus Water & Sewer, 5.00%, 5/1/21 (7)	500	525
Columbus Water & Sewer, 5.00%, 5/1/25 (7)	1,000	1,044
Columbus Water & Sewer, 5.00%, 5/1/29 (1)	1,000	1,051
Columbus Water & Sewer, 5.00%, 5/1/31 (1)	1,000	1,050
Coweta County Dev. Auth., Newnan Water, Sewer, & Light
Commission, 5.00%, 7/1/20 (7)	1,000	1,054
Coweta County Water & Sewer Auth., 5.00%, 6/1/23 (4)	920	968
Coweta County Water & Sewer Auth., 5.00%, 6/1/26 (4)	1,355	1,421
Crisp County Dev. Auth., Int'l. Paper, 6.20%, 2/1/20 (6)	1,000	1,061
DeKalb County Water & Sewer, 5.00%, 10/1/35	1,000	1,039
DeKalb County Water & Sewer, 5.125%, 10/1/31
(Prerefunded 10/1/10) (3)	1,000	1,049
DeKalb County Water & Sewer, 5.25%, 10/1/32 (1)	1,000	1,118
Fayette County Public Fac. Auth., 6.00%, 6/1/30
(Prerefunded 6/1/10) (3)	270	289
Fayette County Public Fac. Auth., 6.25%, 6/1/20
(Prerefunded 6/1/10) (3)	500	538
Fayette County School Dist., GO, STEP, 0.00%, 3/1/25 (1)	750	657
Forsyth County, GO, 6.00%, 3/1/16 (Prerefunded 3/1/10) (3)	1,250	1,330
Forsyth County School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10) (3)	1,250	1,341
Forsyth County Water & Sewer Auth., 5.00%, 4/1/21	1,060	1,102
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	1,000	1,036
Forsyth County Water & Sewer Auth., 5.00%, 4/1/32	1,495	1,549
Forsyth County Water & Sewer Auth., 6.25%, 4/1/20
(Prerefunded 4/1/10) (3)	1,000	1,072
Fulton County, Water & Sewer, 5.00%, 1/1/35 (5)	1,000	1,038
Fulton County, Water & Sewer, 6.25%, 1/1/09 (5)	1,000	1,038
Fulton County Dev. Auth., Catholic Health East
VR, 4.395%, 11/15/28	1,000	1,000
Fulton County Dev. Auth., Georgia Tech Foundation
5.00%, 11/1/21	1,000	1,040
Fulton County Dev. Auth., Georgia Tech Foundation
5.00%, 11/1/31	1,055	1,089
Fulton County Dev. Auth., Morehouse College
4.50%, 6/1/37 (4)	750	728
Fulton County Dev. Auth., Spelman, 5.00%, 6/1/25	1,000	1,048
Fulton County Residential Care Fac. for the Elderly, Canterbury
Court, 6.125%, 2/15/26	750	791
Fulton County Residential Care Fac. for the Elderly, Canterbury
Court, 6.30%, 10/1/24 (Prerefunded 10/1/09) (3)	500	536
Gainesville Water & Sewer, 6.00%, 11/15/12 (5)	1,000	1,086
Georgia Housing & Fin. Auth., Single Family, 4.80%, 12/1/32 (6)	1,000	984
Georgia Housing & Fin. Auth., Single Family, 5.05%, 12/1/31 (6)	1,000	1,011
Georgia Housing & Fin. Auth., Single Family, 5.65%, 12/1/21 (6)	75	77
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/20 (Prerefunded 11/1/10) (3)	500	531
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/25 (Prerefunded 11/1/09) (3)	1,975	2,072
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/33 (Prerefunded 11/1/10) (3)	1,500	1,593
Gilmer County, GO, 5.00%, 4/1/32 (2)	1,000	1,053
Glynn County, Water & Sewer, 5.00%, 4/1/23 (4)	1,000	1,040
Griffin Combined Public Utility, 5.125%, 1/1/27 (4)	1,000	1,056
Gwinnett County Dev. Auth., School Dist., COP
5.25%, 1/1/25 (7)	1,000	1,111
Gwinnett County Water & Sewer Auth., 5.25%, 8/1/24
(Prerefunded 8/1/12) (3)	1,000	1,063
Habersham County School Dist., GO, 5.00%, 4/1/27 (7)	1,000	1,052
Hall County & Gainsville Hosp. Auth., Northeast Health
5.00%, 5/15/11	1,115	1,146
Hall County & Gainsville Hosp. Auth., Northeast Health
5.50%, 5/15/31	1,530	1,579
Henry County Hosp. Auth., GO, 5.00%, 7/1/25 (7)	1,000	1,051
Henry County Water & Sewer Auth., 5.125%, 2/1/20 (7)	1,000	1,066
Liberty County Hosp. Auth., Anticipation Certificates, GO
5.00%, 8/1/26 (4)	1,345	1,419
Macon Water Auth., 5.00%, 10/1/21	1,000	1,043
Macon-Bibb County Urban Dev. Auth., GO, 5.50%, 10/1/22	1,000	1,063
Main Street Natural Gas, Municipal Gas Auth., 5.00%, 3/15/22	1,000	1,057
Medical Center Hosp. Auth., Columbus Regional Healthcare
5.50%, 8/1/25 (7)	1,000	1,050
Metropolitan Atlanta Rapid Transit Auth., 5.25%, 7/1/27 (5)	1,000	1,127
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11 (8)	4,040	4,417
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11 (7)(8)	635	695
Monroe County Dev. Auth., Georgia Power, 3.76%, 7/1/25
(Tender 6/1/07)	1,000	1,000
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12
(Prerefunded 1/1/08) (3)	20	22
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12	420	447
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12 (8)	80	87
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18
(Prerefunded 1/1/13) (3)	20	23
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18	840	964
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18 (8)	175	208
Municipal Electric Auth. of Georgia, 7.25%, 1/1/24 (4)	1,000	1,344
Newnan Water, Sewer, & Light Commision, 4.50%, 1/1/36 (4)	1,000	979
Newton County Hosp. Auth., GO, 6.00%, 2/1/20 (4)	1,000	1,059
Paulding County, Courthouse, GO, 4.75%, 2/1/28 (5)	1,000	1,028
Paulding County School Dist., GO, 6.00%, 2/1/13 (7)	1,000	1,106
Paulding County Water & Sewer, 6.00%, 12/1/13 (7)	1,000	1,084
Rockdale County Dev. Auth., Pratt Industries USA
7.40%, 1/1/16 (6)	320	322
Rockdale County Water & Sewer Auth., GO, 5.00%, 7/1/29 (1)	1,500	1,572
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/24	555	606
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (3)	500	541
Savannah Economic Dev. Auth., IDRB, Waste Management
5.50%, 7/1/16 (6)	1,500	1,588
Valdosta & Lowndes County Hosp. Auth., South Georgia Medical
Center, 5.00%, 10/1/20	1,000	1,034
Walton County School Dist., GO, 5.00%, 8/1/25 (7)	1,000	1,056
		120,153
PUERTO RICO 5.5%
Puerto Rico, GO, 5.25%, 7/1/22	1,500	1,593
Puerto Rico Electric Power Auth., 5.00%, 7/1/29 (9)	1,000	1,075
Puerto Rico Electric Power Auth., 5.125%, 7/1/29	1,000	1,069
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (7)	1,000	1,116
Puerto Rico Electric Power Auth., VR, 4.108%, 7/1/29 (1)	1,000	999
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (8)	1,250	1,330
		7,182
GUAM 0.8%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,088
		1,088
Total Municipal Securities (Cost $125,184)		128,423
Total Investments in Securities
98.1% of Net Assets (Cost $125,184)		$128,423

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by Financial Security Assurance Inc.
(2)	Insured by XL Capital Assurance Inc.
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Interest subject to alternative minimum tax
(7)	Insured by MBIA Insurance Corp.
(8)	Escrowed to maturity
(9)	Insured by CIFG Assurance
COP	Certificate of Participation
GO	General Obligation
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fung (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes, by investing primarily in investment-grade Georgia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $125,140,000. Net unrealized gain aggregated $3,283,000 at period-end, of which $3,783,000 related to appreciated investments and $500,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 101.1%
MARYLAND 99.3%
Baltimore, Water, 5.40%, 7/1/07 (1)	550	551
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 6/1/07	500	500
Baltimore County, GO, TECP, 3.76%, 8/22/07	2,000	2,000
Baltimore County, Metropolitan Dist. 67th Issue
GO, 5.00%, 6/1/07	780	780
Baltimore County, Quail Ridge Apartments
VRDN, 3.78%, 4/15/34	1,700	1,700
Baltimore County, St. James Academy, VRDN, 3.86%, 10/1/26	3,995	3,995
Baltimore County Mortgage, Spring Hill Realty
VRDN, 3.82%, 9/20/28	7,200	7,200
Carroll County, Fairhaven Retirement Community
VRDN, 3.75%, 1/1/34	570	570
Carroll County, Fairhaven Retirement Community
VRDN, 3.78%, 1/1/34	2,850	2,850
Carroll County, GO, 5.00%, 11/1/07	500	503
Charles County, Consolidated Public Improvement
GO, 4.00%, 6/1/07	150	150
Eclipse Funding Trust, Western Maryland Health
VRDN, 3.82%, 7/1/34 (1)	14,830	14,830
Gaithersburg, Asbury Obligated Group, VRDN, 3.78%, 1/1/36	2,000	2,000
Lehman Municipal Trusts, Maryland CDA Residential
VRDN, 3.92%, 9/1/38 (2)	2,000	2,000
Lehman Municipal Trusts, Maryland CDA Residential
VRDN, 3.92%, 9/1/39 (2)	2,000	2,000
Lehman Municipal Trusts, Maryland CDA, Multi-Family
VRDN, 3.92%, 7/1/45 (2)	6,325	6,325
Maryland, GO, VRDN, 3.82%, 8/15/11	9,000	9,000
Maryland, State & Local Fac., 5.00%, 8/1/12
(Prerefunded 8/1/07) (3)	20	20
Maryland, State & Local Fac., GO, 5.00%, 8/1/07	250	250
Maryland, State & Local Facs., GO, 5.00%, 8/1/07	550	551
Maryland CDA, Barrington Apartments
VRDN, 3.76%, 6/15/37 (2)	1,500	1,500
Maryland CDA, Charles Landing South Apartments
VRDN, 3.81%, 12/1/36 (2)	3,375	3,375
Maryland CDA, Fort Washington Manor
VRDN, 3.80%, 11/15/38 (2)	4,000	4,000
Maryland CDA, Parklane Apartments, VRDN, 3.80%, 2/15/34 (2)	500	500
Maryland CDA, Residential, 3.72%, 9/12/07 (2)	2,000	2,000
Maryland CDA, Residential, VRDN, 3.86%, 3/1/10 (2)	3,205	3,205
Maryland CDA, Residential, VRDN, 3.86%, 9/1/14 (2)	5,800	5,800
Maryland CDA, Residential, VRDN, 3.88%, 9/1/39 (2)	3,000	3,000
Maryland CDA, Residential, Single Family, 3.59%, 12/14/07	2,000	2,000
Maryland CDA, Residential, Single Family, 3.64%, 12/14/07 (2)	1,500	1,500
Maryland DOT, 4.50%, 6/15/07 (2)(4)	460	460
Maryland DOT, 5.00%, 12/15/07	800	806
Maryland Economic Dev. Corp., American Urological Ed.
and Research, VRDN, 3.76%, 9/1/32	960	960
Maryland Economic Dev. Corp., Assoc. Catholic Charities
VRDN, 3.83%, 10/1/29	5,755	5,755
Maryland Economic Dev. Corp., Bindagraphics
VRDN, 3.86%, 7/1/21 (2)	2,700	2,700
Maryland Economic Dev. Corp., Blind Ind. & Services
VRDN, 3.76%, 11/1/28	104	104
Maryland Economic Dev. Corp., Catholic Relief Services
VRDN, 3.76%, 5/1/36	5,000	5,000
Maryland Economic Dev. Corp., Constellation Energy
VRDN, 3.76%, 4/1/24	250	250
Maryland Economic Dev. Corp., Federation of American
Societies, VRDN, 3.89%, 7/1/30	1,750	1,750
Maryland Economic Dev. Corp., Providence Center
VRDN, 3.87%, 5/3/27	3,000	3,000
Maryland Economic Dev. Corp., The Assoc. Jewish Charities
VRDN, 3.76%, 12/1/31	100	100
Maryland Economic Dev. Corp., U.S. Pharmacopeial
VRDN, 3.90%, 7/1/36 (4)	200	200
Maryland Economic Dev. Corp., U.S. Pharmacopeial
VRDN, 3.95%, 7/1/34 (4)	845	845
Maryland Economic Dev. Corp., YMCA of Central Maryland
VRDN, 3.81%, 4/1/31	1,950	1,950
Maryland HHEFA, TECP, 3.75%, 9/6/07	4,400	4,400
Maryland HHEFA, Adventis Healthcare, VRDN, 3.75%, 1/1/35	5,000	5,000
Maryland HHEFA, Adventis Healthcare, VRDN, 3.78%, 1/1/35	4,245	4,245
Maryland HHEFA, Beth Tfiloh Dahan Community School
VRDN, 3.76%, 1/1/25	4,240	4,240
Maryland HHEFA, Charlestown Community
VRDN, 3.75%, 1/1/28	5,300	5,300
Maryland HHEFA, Edenwald, General German
Aged People's Home, VRDN, 3.78%, 1/1/37	1,300	1,300
Maryland HHEFA, French Int'l. School, VRDN, 3.76%, 8/1/34	800	800
Maryland HHEFA, Friends School of Baltimore
VRDN, 3.76%, 4/1/29	5,095	5,095
Maryland HHEFA, Ginger Cover Life Care, VRDN, 3.77%, 7/1/34	8,405	8,405
Maryland HHEFA, Indian Creek School, VRDN, 3.86%, 12/1/29	2,000	2,000
Maryland HHEFA, Johns Hopkins Hosp., TECP, 3.64%, 9/12/07	1,800	1,800
Maryland HHEFA, Johns Hopkins Hosp., TECP, 3.68%, 8/6/07	2,200	2,200
Maryland HHEFA, Johns Hopkins Hosp., TECP, 3.68%, 8/8/07	2,200	2,200
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.67%, 6/12/07	500	500
Maryland HHEFA, Maryland Health Pool, VRDN, 3.80%, 4/1/35	4,000	4,000
Maryland HHEFA, Mercy Ridge, VRDN, 3.79%, 4/1/31	165	165
Maryland HHEFA, Norwood School, VRDN, 3.88%, 11/1/25	1,500	1,500
Maryland HHEFA, Stella Maris Operating Corp.
VRDN, 3.78%, 7/1/21	4,905	4,905
Maryland HHEFA, Trinity School, VRDN, 3.83%, 11/1/26	3,615	3,615
Maryland HHEFA, Univ. of Maryland Medical
VRDN, 3.75%, 7/1/41 (5)	1,400	1,400
Maryland HHEFA, Univ. of Maryland Medical
VRDN, 3.76%, 7/1/23 (4)	2,425	2,425
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore
VRDN, 3.75%, 11/1/26	1,665	1,665
Maryland Stadium Auth., Baltimore Convention Center
VRDN, 3.80%, 12/15/14	6,500	6,500
Montgomery County, Consolidated Public Improvement
GO, 5.80%, 7/1/07	1,175	1,177
Montgomery County, GO, BAN, VRDN, 3.92%, 6/1/26	400	400
Montgomery County Economic Dev., Georgetown Preparatory
School, VRDN, 3.76%, 6/1/35	1,700	1,700
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN, 3.79%, 10/15/20	2,000	2,000
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN, 3.81%, 10/15/20	2,000	2,000
Montgomery County Economic Dev., Institute for Genomic
Research, VRDN, 3.76%, 11/1/23	1,865	1,865
Montgomery County Economic Dev., Sandy Spring Friends
School, VRDN, 3.76%, 9/1/34	4,045	4,045
Montgomery County Housing Opportunities Commission
Oakwood, Multi-Family, VRDN, 3.77%, 11/1/07	1,250	1,250
Montgomery County Housing Opportunities Commission
Single Family, 3.57%, 10/26/07 (2)	3,000	3,000
Prince George's County Hosp., Collington Episcopal Life Care
VRDN, 3.75%, 4/1/28	1,000	1,000
Queen Anne's County, GO, 5.00%, 1/15/08 (5)	25	25
Univ. of Maryland, College Park, VRDN, 3.81%, 6/1/15	830	830
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/07	2,635	2,635
		204,122
PUERTO RICO 1.8%
Puerto Rico Highway & Transportation Auth.
VRDN, 3.75%, 7/1/35 (1)	1,000	1,000
Puerto Rico Ind., Medical & Environmental Auth., PCR
Abbott Labs, 3.95%, 3/1/23 (Tender 3/1/08)	500	500
Puerto Rico Public Fin. Corp., VRDN, 3.79%, 8/1/10 (5)	2,175	2,175
		3,675

Total Municipal Securities (Cost $207,797)		207,797

Total Investments in Securities
101.1% of Net Assets (Cost $207,797)		$207,797

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Interest subject to alternative minimum tax
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
BAN	Bond Anticipation Note
CDA	Community Development Administration
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
PCR	Pollution Control Revenue
TECP	Tax Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $207,797,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2007